PIONEER
--------------------------------------------------------------------------------
VALUE FUND

                Prospectus


                January 28, 2004


                Class A, Class B and Class C Shares

                Contents
                --------------------------------------------------
                Basic information about the fund ..............  1
                Management ....................................  7
                Buying, exchanging and selling shares .........  9
                Dividends, capital gains and taxes ............ 35
                Financial highlights .......................... 36

                Neither the Securities and Exchange
                Commission nor any state securities agency has approved the fund's shares or determined whether this prospectus is accurate or complete. Any representation to the contrary is a crime.

[PIONEER INVESTMENTS LOGO(R)]

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     An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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     Contact your investment professional to discuss how the fund fits into your portfolio.
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
Basic information about the fund


Investment objective
Reasonable income and capital growth.

Principal investment strategies
The fund seeks to invest in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The fund invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights and preferred stocks.

Pioneer Investment Management, Inc., the fund's investment adviser, uses a value approach to select the fund's investments. Using this investment style, Pioneer seeks securities selling at reasonable prices or at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings and revenue growth. In making that assessment, Pioneer employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. Pioneer also considers a security's potential to provide a reasonable amount of income. Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors Pioneer looks for in selecting investments include:
o Above average potential for earnings and revenue growth
o Favorable expected returns relative to perceived risks
o Management with demonstrated ability and commitment to the company
o Low market valuations relative to earnings forecast, book value, cash flow and sales
o Turnaround potential for companies that have been through difficult periods
o Good prospects for dividend growth

Principal risks of investing in the fund
Even though the fund seeks reasonable income and capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:
o The stock market goes down (this risk may be greater in the short term)
o Value stocks fall out of favor with investors
o The fund's assets remain undervalued or do not have the potential value originally expected
o Stocks selected for income do not achieve the same return as securities selected for capital appreciation

Basic information about the fund


The fund's past performance
The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance will vary from year to year.

The fund's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.

Fund performance
The chart shows the performance of the fund's Class A shares for each of the past 10 calendar years. Class B and Class C shares will have different performance. The chart does not reflect any sales charge you may pay when you buy or sell fund shares. Any sales charge will reduce your return.

The highest calendar quarterly return was 15.93% (3/31/03 to 6/30/03)

The lowest calendar quarterly return was -22.31% (6/30/98 to 9/30/98)

Annual return Class A shares
(Year ended December 31)
[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

 '94      '95       '96       '97       '98        '99      '00       '01      '02       '03
-1.73     27.15     21.99     23.70     -7.99      1.61     15.95     -3.09    -18.79     28.54

Comparison with the Russell 1000 Value Index
The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Russell 1000 Value Index. This index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth ratios.

Unlike the fund, the index is not managed and does not incur expenses. The table:
o Reflects sales charges applicable to the class
o Assumes that you sell your shares at the end of the period
o Assumes that you reinvest all of your dividends and distributions

Average annual total return (%)
(for periods ended December 31, 2003)

                                                              Since   Inception
                           1 Year    5 Years   10 Years   Inception        Date
--------------------------------------------------------------------------------
Class A
Return before taxes        21.13      2.36       6.90       12.50     9/30/69
--------------------------------------------------------------------------------
Return after taxes
on distributions           20.74      0.96       4.80       9.52
--------------------------------------------------------------------------------
Return after taxes
on distributions
and sale of shares         13.76      1.44       4.94       9.44
--------------------------------------------------------------------------------
Class B
Return before taxes        22.66      2.17       n/a        4.85       7/1/96
--------------------------------------------------------------------------------
Class C
Return before taxes        25.84      2.16       n/a        4.75       7/1/96
--------------------------------------------------------------------------------
Russell 1000 Value Index
(reflects no deduction     30.03      3.56      11.88       14.53*   12/31/78
for taxes)
--------------------------------------------------------------------------------

* Reflects the return of the index since its inception. The return of the index since the inception of Class B and Class C shares is 10.45%. Russell index return information is not available for periods prior to December 31, 1978.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to shareholders who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and Class C shares will vary from the after-tax returns presented for Class A shares.

Basic information about the fund


Fees and expenses
These are the fees and expenses, based on the fund's latest fiscal year, you may pay if you invest in the fund.

Shareowner fees
paid directly from your investment                      Class A       Class B     Class C
-----------------------------------------------------------------------------------------
Total maximum sales charges (loads) consisting of
the following sales charges                               5.75%            4%          2%
-----------------------------------------------------------------------------------------
Maximum sales charge (load) when you buy shares
as a percentage of offering price                         5.75%          None          1%
-----------------------------------------------------------------------------------------
Maximum deferred sales charge (load) as a percent-
age of offering price or the amount you receive when
you sell shares, whichever is less                         None(1)         4%          1%
-----------------------------------------------------------------------------------------

Annual fund operating expenses

paid from the assets of the fund
as a percentage of average daily net assets     Class A   Class B    Class C
-----------------------------------------------------------------------------
Management Fee(2)                                0.70%     0.70%      0.70%
-----------------------------------------------------------------------------
Distribution and Service (12b-1) Fee             0.25%     1.00%      1.00%
-----------------------------------------------------------------------------
Other Expenses                                   0.24%     0.99%      0.78%
-----------------------------------------------------------------------------
Total Annual Fund Operating Expenses             1.19%     2.69%      2.48%
-----------------------------------------------------------------------------

(1) Purchases of $1 million or more and purchases by participants in certain group plans are not subject to an initial sales charge but may be subject to a contingent deferred sales charge of 1%. See "Buying, exchanging and selling shares."

(2) The fund pays a management fee that ranges from 0.50% to 0.70% of average daily net assets based on its performance. See "Management."

Example
This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year and d) the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                If you sell your shares        If you do not sell your shares
         -----------------------------------------------------------------------
                            Number of years you own your shares
         -----------------------------------------------------------------------
             1        3          5        10       1       3         5        10
         -----------------------------------------------------------------------
Class A   $689     $931     $1,192    $1,935    $689    $931    $1,192    $1,935
--------------------------------------------------------------------------------
Class B    672    1,135      1,625     2,658     272     835     1,425     2,658
--------------------------------------------------------------------------------
Class C    448      865      1,407     2,888     349     865     1,407     2,888
--------------------------------------------------------------------------------

Non-principal investment strategies and related risks
As discussed, the fund invests primarily in equity securities of U.S. issuers to seek reasonable income and capital growth.

This section describes additional investments that the fund may make or strategies that it may pursue to a lesser degree to achieve the fund's goal. Some of the fund's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

Investments other than U.S. equity securities
The fund primarily invests in securities of U.S. issuers. The fund may invest up to 25% of its total assets in securities of non-U.S. issuers. The fund will not invest more than 5% of its total assets in the securities of emerging markets issuers. Investing in non-U.S. issuers may involve unique risks compared to investing in the securities of U.S. issuers. Some of these risks do not apply to the larger more developed non-U.S. markets. However, these risks are more pronounced to the extent the fund invests in emerging markets. These risks may include:
o Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
o Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the fund's portfolio securities at times, in amounts and at prices it considers reasonable
o Adverse effect of currency exchange rates or controls on the value of the fund's investments
o The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
o Economic, political and social developments may adversely affect the securities markets
o Withholding and other non-U.S. taxes may decrease the fund's return

The fund may invest the balance of its assets in debt securities of corporate and government issuers. Generally the fund acquires debt securities that are investment grade, but the fund may invest up to 5% of its net assets in below investment grade debt securities issued by both U.S. and non-U.S. corporate and government issuers, including convertible debt securities. The fund invests in debt securities when Pioneer believes they are consistent with the fund's investment objective by offering the potential for reasonable income and capital growth, to diversify the fund's portfolio or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the fund's portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a

Basic information about the fund


nationally recognized statistical rating organization or is determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

Cash management and temporary investments
Normally, the fund invests substantially all of its assets to meet its investment objective. The fund may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash. For temporary defensive purposes, including during periods of unusual cash flows, the fund may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, the fund may not be able to achieve its investment objective. The fund intends to adopt a defensive strategy when Pioneer believes securities in which the fund normally invests have extraordinary risks due to political or economic factors and in other extraordinary circumstances.

Short-term trading
The fund usually does not trade for short-term profits. The fund will sell an investment, however, even if it has only been held for a short time, if it no longer meets the fund's investment criteria. If the fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

Derivatives
The fund may use futures and options on securities, indices and currencies, forward foreign currency exchange contracts and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The fund does not use derivatives as a primary investment technique and generally limits their use to hedging. However, the fund may use derivatives for a variety of non-principal purposes, including:
o As a hedge against adverse changes in stock market prices, interest rates or currency exchange rates
o As a substitute for purchasing or selling securities
o To increase the fund's return as a non-hedging strategy that may be considered speculative

Even a small investment in derivatives can have a significant impact on the fund's exposure to stock market values, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the fund's other investments, the fund may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.

Management


Pioneer, the fund's investment adviser,
selects the fund's investments and oversees the fund's operations.

Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of December 31, 2003, assets under management were approximately $145 billion worldwide, including over $34 billion in assets under management by Pioneer.

Investment adviser
Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109.

The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds.

Pioneer has received an order from the Securities and Exchange Commission that permits Pioneer, subject to the approval of the fund's Board of Trustees, to hire and terminate a subadviser or to materially modify an existing subadvisory contract for the fund without shareholder approval. Pioneer retains the ultimate responsibility to oversee and recommend the hiring, termination and replacement of any subadviser. Currently, Pioneer does not intend to use a subadviser in connection with the fund, and to the extent that the Securities and Exchange Commission adopts a rule which would supersede the order, Pioneer and the fund intend to rely on such rule to permit Pioneer, subject to the approval of the fund's Board of Trustees and any other applicable conditions of the rule, to hire and terminate a subadviser or to materially modify an existing subadvisory contract for the fund without shareholder approval. The existing shareholders of the fund approved this policy at a special shareholder meeting held on April 17, 2003.

Portfolio management
Day-to-day management of the fund's portfolio is the responsibility of J. Rodman Wright, portfolio manager, and Sean Gavin, assistant portfolio manager. The portfolio managers are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. The portfolio managers may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Wright is a senior vice president of Pioneer. He joined Pioneer in 1994 as an analyst and has been an investment professional since 1988. Mr. Gavin is a vice president and joined Pioneer in 2002 as an assistant portfolio manager. Prior to joining Pioneer, Mr. Gavin was employed as an analyst at Boston Partners from 2000 to 2002 and at Delphi Management from 1998 to 2000.

Management


Management fee
The fund pays Pioneer a fee for managing the fund and to cover the cost of providing certain services to the fund. Effective May 1, 2003, Pioneer's fee varies based on the investment performance of the fund compared to the Russell 1000 Value Index. Pioneer's annual basic fee is 0.60% of the fund's average daily net assets. The basic fee can increase to a maximum of 0.70% or decrease to a minimum of 0.50%, depending on the performance of the fund's Class A shares relative to the index. The performance comparison is made for a rolling 36-month period. For periods prior to May 1, 2003, the performance comparison was made to the Lipper Growth and Income Fund Index.

Pioneer's fee increases or decreases depending upon whether the fund's performance is up and down more or less than that of the index. Each percentage point of difference between the performance of the Class A shares and the index (to a maximum of +/-10) is multiplied by a performance rate adjustment of 0.01%. As a result, the maximum annualized rate adjustment is +/-0.10%. This performance comparison is made at the end of each month. An appropriate percentage of this rate (based on the number of days in the current month) is then applied to the fund's average net assets for the entire performance period, giving a dollar amount that will be added to (or subtracted from) the basic fee.

Because the adjustment to the basic fee is based on the comparative performance of the fund and the performance record of the index, the controlling factor is not whether fund performance is up or down, but whether it is up or down more or less than the performance record of the index, regardless of general market performance. As a result, Pioneer could earn the maximum possible fee even if the fund's net asset value declines. Moreover, the comparative investment performance of the fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

Distributor and transfer agent
Pioneer Funds Distributor, Inc. is the fund's distributor. Pioneer Investment Management Shareholder Services, Inc. is the fund's transfer agent. The fund compensates the distributor and transfer agent for their services. The distributor and the transfer agent are affiliates of Pioneer.

Buying, exchanging and selling shares


Net asset value

The fund's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. The fund calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

The fund generally values its portfolio securities using closing market prices or readily available market quotations. When closing market prices or market quotations are not available or are considered by Pioneer to be unreliable, the fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the fund's trustees. In connection with making fair value determinations, the fund's trustees may use a pricing matrix. The fund also may use the fair value of a security, including a non-U.S. security, when Pioneer determines that the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security due to factors affecting one or more relevant securities markets or the specific issuer. The use of fair value pricing by the fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using closing market prices. International securities markets may be open on days when the U.S. markets are closed. For this reason, the value of any international securities owned by the fund could change on a day you cannot buy or sell shares of the fund. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, which is a method of determining a security's fair value.

You buy or sell shares at the share price. When you buy Class A or Class C shares, you pay an initial sales charge unless you qualify for a waiver or reduced sales charge. When you sell Class B or Class C shares, you may pay a contingent deferred sales charge depending on how long you have owned your shares.

Choosing a class of shares
The fund offers three classes of shares through this prospectus. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs.

Factors you should consider include:
o How long you expect to own the shares
o The expenses paid by each class
o Whether you qualify for any reduction or waiver of sales charges

Buying, exchanging and selling shares


Your investment professional can help you determine which class meets your goals. Your investment firm may receive different compensation depending upon which class you choose. If you are not a U.S. citizen and are purchasing shares outside the U.S., you may pay different sales charges under local laws and business practices.

Distribution plans
The fund has adopted a distribution plan for each class of shares offered through this prospectus in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under each plan the fund pays distribution and service fees to the distributor. Because these fees are an ongoing expense of the fund, over time they increase the cost of your investment and your shares may cost more than shares that are subject to other types of sales charges.

Additional dealer compensation
The distributor or its affiliates may pay additional compensation, out of their own assets, to certain brokerage firms and other intermediaries or their affiliates, based on sales or assets attributable to the firm, or such other criteria agreed to by the distributor. The firms to which payments may be made are determined by the distributor. These payments may provide an incentive, in addition to the sales load, to these firms to actively promote the Pioneer funds or cooperate with the distributor's promotional efforts.

--------------------------------------------------------------------------------
   Share price
   The net asset value per share calculated on the day of your transaction, adjusted for any applicable sales charge.
--------------------------------------------------------------------------------

Comparing classes of shares

                    Class A                     Class B                      Class C
-------------------------------------------------------------------------------------------------------
Why you might       Class A shares may be       You may prefer Class B       You may prefer Class C
prefer each class   your best alternative if    shares if you do not         shares if you would
                    you prefer to pay an        want to pay an initial       rather pay higher annual
                    initial sales charge and    sales charge, or if you      expenses over time and
                    have lower annual           plan to hold your invest-    you wish to pay a lower
                    expenses, or if you         ment for at least six        initial sales charge than
                    qualify for any reduction   years. Class B shares        for Class A shares or if
                    or waiver of the initial    are not recommended if       you qualify for a waiver
                    sales charge.               you are investing            of the initial sales
                                                $250,000 or more.            charge.
-------------------------------------------------------------------------------------------------------
Initial sales       Up to 5.75% of the          None                         1% of the offering price,
charge              offering price, which is                                 which is waived for cer-
                    reduced or waived for                                    tain investors. At the
                    large purchases and                                      time of purchase, your
                    certain types of inves-                                  investment firm receives
                    tors. At the time of                                     a commission from the
                    your purchase, your                                      distributor of up to 2%.
                    investment firm may
                    receive a commission
                    from the distributor of
                    up to 5%, declining as
                    the size of your invest-
                    ment increases.
-------------------------------------------------------------------------------------------------------
Contingent          None, except in certain     Up to 4% is charged if       A 1% charge if you sell
deferred sales      circumstances when          you sell your shares.        your shares within one
charges             the initial sales charge    The charge is reduced        year of purchase.
                    is waived.                  over time and not
                                                charged after six years.
                                                Your investment firm
                                                may receive a commis-
                                                sion from the distributor
                                                at the time of your pur-
                                                chase of up to 4%.
-------------------------------------------------------------------------------------------------------
Distribution and    Up to 0.25% of average      Up to 1% of average          Up to 1% of average
service fees        daily net assets.           daily net assets.            daily net assets.
-------------------------------------------------------------------------------------------------------
Annual expenses     Lower than Class B or       Higher than Class A          Higher than Class A
(including          Class C.                    shares; Class B shares       shares; Class C shares
distribution and                                convert to Class A           do not convert to any
service fees)                                   shares after eight           other class of shares.
                                                years.                       You continue to pay
                                                                             higher annual expenses.
-------------------------------------------------------------------------------------------------------
Exchange            Class A shares of other     Class B shares of other      Class C shares of other
privilege           Pioneer mutual funds.       Pioneer mutual funds.        Pioneer mutual funds.
-------------------------------------------------------------------------------------------------------

Buying, exchanging and selling shares


Sales charges: Class A shares

You pay the offering price when you buy Class A shares unless you qualify to purchase shares at net asset value. You pay a lower sales charge as the size of your investment increases. You do not pay a sales charge when you reinvest dividends or distributions paid by the fund. You do not pay a contingent deferred sales charge when you sell shares purchased through reinvestment of dividends or distributions.

Investments of $1 million or more
You do not pay a sales charge when you purchase Class A shares if you are investing $1 million or more or you are a participant in certain group plans. However, you pay a deferred sales charge if you sell your Class A shares within one year of purchase. The sales charge is equal to 1% of your investment or your sale proceeds, whichever is less.

Reduced sales charges
You may qualify for a reduced Class A sales charge if you own or are purchasing shares of Pioneer mutual funds. The distributor will credit you with the combined value (at the current offering price) of all your Pioneer mutual fund shares and the shares of your spouse and the shares of any children under 21, if you (or your investment professional) notify the distributor of your eligibility for a reduced sales charge at the time of your purchase. Your investment professional must notify the distributor of your eligibility. You should confirm that your investment professional has notified the distributor of your eligibility. If your investment professional has not notified the distributor of your eligibility for a reduced sales charge at the time of purchase, you will risk losing the benefits of a reduced sales charge. Certain trustees and fiduciaries may also qualify for a reduced sales charge. For this purpose, Pioneer mutual funds include any fund for which the distributor is principal underwriter and, at the distributor's discretion, may include funds organized outside the U.S. and managed by Pioneer or an affiliate.

See "Qualifying for a reduced sales charge" for more information.

Sales charges for Class A shares

                                      Sales charge as % of
                                    ------------------------
                                    Offering      Net amount
Amount of purchase                     price        invested
------------------------------------------------------------
Less than $50,000                       5.75          6.10
------------------------------------------------------------
$50,000 but less than $100,000          4.50          4.71
------------------------------------------------------------
$100,000 but less than $250,000         3.50          3.63
------------------------------------------------------------
$250,000 but less than $500,000         2.50          2.56
------------------------------------------------------------
$500,000 but less than $1 million       2.00          2.04
------------------------------------------------------------
$1 million or more                      -0-           -0-
------------------------------------------------------------

--------------------------------------------------------------------------------
     Offering price
     The net asset value per share plus any initial sales charge.
--------------------------------------------------------------------------------

Sales charges: Class B shares

You buy Class B shares at net asset value per share without paying an initial sales charge. However, if you sell your Class B shares within six years of purchase, you will pay the distributor a contingent deferred sales charge. The contingent deferred sales charge decreases as the number of years since your purchase increases.

Contingent deferred sales charge
--------------------------------------------------------------------------------
On shares sold                                                         As a % of
before the                                                 dollar amount subject
end of year                                                  to the sales charge
--------------------------------------------------------------------------------
1                                                                              4
--------------------------------------------------------------------------------
2                                                                              4
--------------------------------------------------------------------------------
3                                                                              3
--------------------------------------------------------------------------------
4                                                                              3
--------------------------------------------------------------------------------
5                                                                              2
--------------------------------------------------------------------------------
6                                                                              1
--------------------------------------------------------------------------------
7+                                                                           -0-
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
     Contingent deferred sales charge
     A sales charge that may be deducted from your sale proceeds.
--------------------------------------------------------------------------------

Conversion to Class A shares
Class B shares automatically convert into Class A shares. This helps you because Class A shares pay lower expenses.

Your Class B shares will convert to Class A shares eight years after the date of purchase except that:
o Shares purchased by reinvesting dividends and capital gain distributions will convert to Class A shares over time in the same proportion as other shares held in the account
o Shares purchased by exchanging shares from another fund will convert on the date that the shares originally acquired would have converted into Class A shares

Currently, the Internal Revenue Service permits the conversion of shares to take place without imposing a federal income tax. Conversion may not occur if the Internal Revenue Service deems it a taxable event for federal tax purposes.

Buying, exchanging and selling shares


--------------------------------------------------------------------------------
  Paying the contingent deferred sales charge (CDSC)
  Several rules apply for Class B shares so that you pay the lowest possible
  CDSC.
  o The CDSC is calculated on the current market value or the original cost of the shares you are selling, whichever is less
  o You do not pay a CDSC on reinvested dividends or distributions
  o If you sell only some of your shares, the transfer agent will first sell your shares that are not subject to any CDSC and then the shares that you have owned the longest
  o You may qualify for a waiver of the CDSC normally charged. See "Qualifying for a reduced sales charge"
--------------------------------------------------------------------------------

Sales charges: Class C shares

You buy Class C shares at the offering price, which includes an initial sales charge of 1% of the amount invested, unless you qualify to purchase shares at net asset value per share without paying an initial sales charge. If you sell your Class C shares within one year of purchase, you will also pay the distributor a contingent deferred sales charge of 1% of the current market value or the original cost (less any initial sales charge) of the shares you are selling, whichever is less.

--------------------------------------------------------------------------------
  Paying the contingent deferred sales charge (CDSC)
  Several rules apply for Class C shares so that you pay the lowest possible
  CDSC.
  o The CDSC is calculated on the current market value or the original cost (less any initial sales charge) of the shares you are selling, whichever is less
  o You do not pay a CDSC on reinvested dividends or distributions
  o If you sell only some of your shares, the transfer agent will first sell your shares that are not subject to any CDSC and then the shares that you purchased most recently
  o You may qualify for a waiver of the CDSC normally charged. See "Qualifying for a reduced sales charge"
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Class C sales charges
  You may pay a combination of initial and contingent deferred sales charges in connection with Class C shares.
--------------------------------------------------------------------------------

Buying, exchanging and selling shares


Qualifying for a reduced sales charge

Initial Class A sales charge waivers
You may purchase Class A shares at net asset value (without a sales charge) or with a reduced initial sales charge as follows. If you believe you qualify for any of the waivers discussed below, contact the distributor. You are required to provide written confirmation of your eligibility. You may not resell these shares except to or on behalf of the fund.

Class A purchases at net asset value are available to:
o Current or former trustees and officers of the fund;
o Current or former partners and employees of legal counsel to the fund;
o Current or former directors, officers, employees or sales representatives of Pioneer and its affiliates;
o Current or former directors, officers, employees or sales representatives of any subadviser or a predecessor adviser (or their affiliates) to any investment company for which Pioneer serves as investment adviser;
o Current or former officers, partners, employees or registered representatives of broker-dealers which have entered into sales agreements with the distributor;
o Members of the immediate families of any of the persons above;
o Any trust, custodian, pension, profit sharing or other benefit plan of the foregoing persons;
o Insurance company separate accounts;
o Certain wrap accounts for the benefit of clients of investment professionals or other financial intermediaries adhering to standards established by the distributor;
o Other funds and accounts for which Pioneer or any of its affiliates serve as investment adviser or manager;
o In connection with certain reorganization, liquidation or acquisition transactions involving other investment companies or personal holding companies;
o Certain unit investment trusts;
o Employer-sponsored retirement plans with 100 or more eligible employees or at least $500,000 in total plan assets;
o Participants in Optional Retirement Programs if (i) your employer has authorized a limited number of mutual funds to participate in the program,
  (ii) all participating mutual funds sell shares to program participants at net asset value, (iii) your employer has agreed in writing to facilitate investment in Pioneer mutual funds by program participants and (iv) the program provides for a matching contribution for each participant contribution;
o Participants in an employer-sponsored 403(b) plan or employer-sponsored 457 plan if (i) your employer has made special arrangements for your plan to operate as a group through a single broker, dealer or financial intermediary and (ii) all participants in the plan who purchase shares of a Pioneer mutual fund do so through a single broker, dealer or other financial intermediary designated by your employer.

Class A purchases at a reduced initial sales charge or net asset value are also available to:
Group plans if the sponsoring organization
o recommends purchases of Pioneer mutual funds to,
o permits solicitation of, or
o facilitates purchases by
its employees, members or participants.

Letter of intent (Class A)
You can use a letter of intent to qualify for reduced sales charges in two situations:
o If you plan to invest at least $50,000 (excluding any reinvestment of dividends and capital gain distributions) in the fund's Class A shares during the next 13 months
o If you include in your letter of intent the value - at the current offering price - of all of your Class A shares of the fund and all other Pioneer mutual fund shares held of record in the amount used to determine the applicable sales charge for the fund shares you plan to buy

Completing a letter of intent does not obligate you to purchase additional shares, but if you do not buy enough shares to qualify for the projected level of sales charges by the end of the 13-month period (or when you sell your shares, if earlier), the distributor will recalculate your sales charge. You must pay the additional sales charge within 20 days after you are notified of the recalculation or it will be deducted from your account (or your sale proceeds). For more information regarding letters of intent, please contact your investment professional or obtain and read the statement of additional information.

Initial Class C sales charge waivers
You may purchase Class C shares at net asset value without an initial sales charge as follows. If you believe you qualify for any of the waivers discussed below, you must let your broker-dealer know prior to purchasing shares. You will not be entitled to the waiver unless your broker-dealer notifies the distributor of your eligibility at the time of purchase. You may not resell these shares except to or on behalf of the fund.

Class C purchases at net asset value are available to:
o Any person purchasing Class C shares through a broker-dealer that has entered into an agreement with the distributor waiving the initial sales charge (reducing the commission payable to such broker-dealer at the time of sale from 2% to 1% of the amount invested). You should determine if your broker-dealer participates in the sale of Class C shares on this basis before purchasing Class C shares;
o Any shareowner who held Class C shares of a Pioneer fund on September 28, 2001 directly or through an omnibus account with a broker-dealer;

Buying, exchanging and selling shares


o Any purchase of Class C shares by an employer-sponsored retirement plan described in Section 401, 403 or 457 of the Internal Revenue Code. With respect to Section 401 and 403 plans, the waiver will apply only to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA);
o In connection with certain reorganization, liquidation or acquisition transactions involving other investment companies or personal holding companies.

Waiver or reduction of contingent deferred sales charges (CDSC)

Class A shares that are subject to a CDSC
Purchases of Class A shares of $1 million or more, or by participants in a group plan which were not subject to an initial sales charge, may be subject to a CDSC upon redemption. A CDSC is payable to the distributor in the event of a share redemption within 12 months following the share purchase at the rate of 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions) or the total cost of such shares. However, the CDSC is waived for redemptions of Class A shares purchased by an employer-sponsored retirement plan described under Section 401(a), 403(b) or 457 of the Internal Revenue Code that has 1,000 or more eligible employees or at least $10 million in total plan assets.

Class A, Class B and Class C shares
The distributor may waive or reduce the CDSC for Class A shares that are subject to a CDSC or for Class B or Class C shares if:
o The distribution results from the death of all registered account owners or a participant in an employer-sponsored plan. For UGMAs, UTMAs and trust accounts, the waiver applies only upon the death of all beneficial owners;
o You become disabled (within the meaning of Section 72 of the Internal Revenue
  Code) after the purchase of the shares being sold. For UGMAs, UTMAs and trust accounts, the waiver only applies upon the disability of all beneficial owners;
o The distribution is made in connection with limited automatic redemptions as described in "Systematic withdrawal plans" (limited in any year to 10% of the value of the account in the fund at the time the withdrawal plan is established);
o The distribution is from any type of IRA, 403(b) or employer-sponsored plan described under Section 401(a) or 457 of the Internal Revenue Code, in connection with the distribution, and one of the following applies:
  - It is part of a series of substantially equal periodic payments made over the life expectancy of the participant or the joint life expectancy of the participant and his or her beneficiary (limited in any year to 10% of the value of the participant's account at the time the distribution amount is established);
  - It is a required minimum distribution due to the attainment of age 70-1/2, in which case the distribution amount may exceed 10% (based solely on total plan assets held in Pioneer mutual funds);

  - It is rolled over to or reinvested in another Pioneer mutual fund in the same class of shares, which will be subject to the CDSC of the shares originally held; or
  - It is in the form of a loan to a participant in a plan that permits loans (each repayment applied to the purchase of shares will be subject to a CDSC as though a new purchase);
o The distribution is to a participant in an employer-sponsored retirement plan described under Section 401(a) of the Internal Revenue Code or to a participant in an employer-sponsored 403(b) plan or employer-sponsored 457 plan if (i) your employer has made special arrangements for your plan to operate as a group through a single broker, dealer or financial intermediary and (ii) all participants in the plan who purchase shares of a Pioneer mutual fund do so through a single broker, dealer or other financial intermediary designated by your employer and is or is in connection with:
  -  A return of excess employee deferrals or contributions;
  - A qualifying hardship distribution as described in the Internal Revenue Code. For Class B shares, waiver is granted only on payments of up to 10% of total plan assets held by Pioneer for all participants, reduced by the total of any prior distributions made in that calendar year;
  - Due to retirement or termination of employment. For Class B shares, waiver is granted only on payments of up to 10% of total plan assets held in a Pioneer mutual fund for all participants, reduced by the total of any prior distributions made in the same calendar year; or
  - From a qualified defined contribution plan and represents a participant's directed transfer, provided that this privilege has been preauthorized through a prior agreement with the distributor regarding participant directed transfers (not available to Class B shares);
o The distribution is made pursuant to the fund's right to liquidate or involuntarily redeem shares in a shareholder's account; or
o The selling broker elects, with the distributor's approval, to waive receipt of the commission normally paid at the time of the sale.

Buying, exchanging and selling shares


Opening your account

If your shares are held in your investment firm's name, the options and services available to you may be different from those discussed in this prospectus. Ask your investment professional for more information.

If you invest in the fund through investment professionals or other financial intermediaries, including wrap programs and fund supermarkets, additional conditions may apply to your investment in the fund, and the investment professional or intermediary may charge you a transaction-based or other fee for its services. These conditions and fees are in addition to those imposed by the fund and its affiliates. You should ask your investment professional or financial intermediary about its services and any applicable fees.

Account options
Use your account application to select options and privileges for your account. You can change your selections at any time by sending a completed account options form to the transfer agent. You may be required to obtain a signature guarantee to make certain changes to an existing account.

Call or write to the transfer agent for account applications, account options forms and other account information:

Pioneer Investment Management
Shareholder Services, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014
Telephone 1-800-225-6292

Telephone transaction privileges
If your account is registered in your name, you can buy, exchange or sell fund shares by telephone. If you do not want your account to have telephone transaction privileges, you must indicate that choice on your account application or by writing to the transfer agent.

When you request a telephone transaction the transfer agent will try to confirm that the request is genuine. The transfer agent records the call, requires the caller to provide the personal identification number for the account and sends you a written confirmation. The fund may implement other confirmation procedures from time to time. Different procedures may apply if you have a non-U.S. account or if your account is registered in the name of an institution, broker-dealer or other third party.

Online transaction privileges
If your account is registered in your name, you may be able to buy, exchange or sell fund shares online. Your investment firm may also be able to buy, exchange or sell your fund shares online.

To establish online transaction privileges:
o For new accounts, complete the online section of the account application
o For existing accounts, complete an account options form, write to the transfer agent or complete the online authorization screen on www.pioneerfunds.com

To use online transactions, you must read and agree to the terms of an online transaction agreement available on the Pioneer website. When you or your investment firm requests an online transaction the transfer agent electronically records the transaction, requires an authorizing password and sends a written confirmation. The fund may implement other procedures from time to time. Different procedures may apply if you have a non-U.S. account or if your account is registered in the name of an institution, broker-dealer or other third party. You may not be able to use the online transaction privilege for certain types of accounts, including most retirement accounts.

--------------------------------------------------------------------------------
  By phone
  If you want to place your telephone transaction by speaking to a shareowner services representative, call 1-800-225-6292 between 8:00 a.m. and 7:00 p.m. Eastern time on any weekday that the New York Stock Exchange is open. You may use FactFone(SM) at any time.
--------------------------------------------------------------------------------

Buying, exchanging and selling shares


General rules on buying, exchanging and selling your fund shares


Share price
If you place an order to purchase, exchange or sell shares with the transfer agent or a broker-dealer by the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time), your transaction will be completed at the share price determined as of the close of trading on the New York Stock Exchange on that day. If your order is placed with the transfer agent or a broker-dealer after 4:00 p.m., or your order is not in good order, your transaction will be completed at the share price next determined after your order is received by the fund. The broker-dealer is responsible for transmitting your order to the fund in a timely manner.

Buying
You may buy fund shares from any investment firm that has a sales agreement with the distributor. If you do not have an investment firm, please call 1-800-225-6292 for information on how to locate an investment professional in your area.

You can buy fund shares at the offering price. The distributor may reject any order until it has confirmed the order in writing and received payment. The fund reserves the right to stop offering any class of shares.

You may use securities you own to purchase shares of the fund provided that Pioneer, in its sole discretion, determines that the securities are consistent with the fund's objective and policies and their acquisition is in the best interests of the fund. If the fund accepts your securities, they will be valued for purposes of determining the number of fund shares to be issued to you in the same way the fund will value the securities for purposes of determining its net asset value. For federal income tax purposes, you may be taxed in the same manner as if you sold the securities that you exchange for cash in an amount equal to the value of the fund shares that you receive in exchange. Your sales charge for purchases of fund shares will be based upon the value of the fund shares that you receive. Your broker may also impose a fee in connection with processing your purchase of fund shares with securities.

Minimum investment amounts

Your initial investment must be at least $1,000. Additional investments must be at least $100 for Class A shares and $500 for Class B or Class C shares. You may qualify for lower initial or subsequent investment minimums if you are opening a retirement plan account, establishing an automatic investment plan or placing your trade through your investment firm.

Identity verification
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, you will need to supply your name, address, date of birth, and other information that will allow the fund to identify you.

The fund may close your account if we cannot adequately verify your identity. The redemption price will be the net asset value (less applicable sales charges) on the date of redemption.

--------------------------------------------------------------------------------
  Retirement plan accounts
  You can purchase fund shares through tax-deferred retirement plans for individuals, businesses and tax-exempt organizations.

  Your initial investment for most types of retirement plan accounts must be at least $250. Additional investments for most types of retirement plans must be at least $100.

  You may not use the account application accompanying this prospectus to establish a Pioneer retirement plan. You can obtain retirement plan applications from your investment firm or by calling the Retirement Plans Department at 1-800-622-0176.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Consult your investment professional to learn more about buying, exchanging or selling fund shares.
--------------------------------------------------------------------------------

Exchanging
You may exchange your shares for shares of the same class of another Pioneer mutual fund.

Your exchange request must be for at least $1,000. The fund allows you to exchange your shares at net asset value without charging you either an initial or contingent deferred sales charge at the time of the exchange. Shares you acquire as part of an exchange will continue to be subject to any contingent deferred sales charge that applies to the shares you originally purchased. When you ultimately sell your shares, the date of your original purchase will determine your contingent deferred sales charge.

Before you request an exchange, consider each fund's investment objective and policies as described in the fund's prospectus.

Buying, exchanging and selling shares


--------------------------------------------------------------------------------
  You may have to pay income taxes on a sale or an exchange.
--------------------------------------------------------------------------------

Selling
Your shares will be sold at net asset value per share next calculated after the fund receives your request in good order.

If the shares you are selling are subject to a deferred sales charge, it will be deducted from the sale proceeds. The fund generally will send your sale proceeds by check, bank wire or electronic funds transfer. Normally you will be paid within seven days. If you recently sent a check to purchase the shares being sold, the fund may delay payment of the sale proceeds until your check has cleared. This may take up to 15 calendar days from the purchase date.

If you are selling shares from a non-retirement account or certain IRAs, you may use any of the methods described below. If you are selling shares from a retirement account other than an IRA, you must make your request in writing.

--------------------------------------------------------------------------------
  Good order means that:
  o You have provided adequate instructions
  o There are no outstanding claims against your account
  o There are no transaction limitations on your account
  o If you have any fund share certificates, you submit them and they are signed by each record owner exactly as the shares are registered
  o Your request includes a signature guarantee if you:
    - Are selling over $100,000 or exchanging over $500,000 worth of shares
    - Changed your account registration or address within the last 30 days
    - Instruct the transfer agent to mail the check to an address different from the one on your account
    - Want the check paid to someone other than the account owner(s)
    - Are transferring the sale proceeds to a Pioneer mutual fund account with a different registration
--------------------------------------------------------------------------------

Buying shares

Through your investment firm
Normally, your investment firm will send your purchase request to the fund's distributor and/or transfer agent. Consult your investment professional for more information. Your investment firm may receive a commission from the distributor for your purchase of fund shares.

By phone or online
You can use the telephone or online purchase privilege if you have an existing non-retirement account. Certain IRAs can use the telephone purchase privilege. If your account is eligible, you can purchase additional fund shares by phone or online if:
o You established your bank account of record at least 30 days ago
o Your bank information has not changed for at least 30 days
o You are not purchasing more than $25,000 worth of shares per account per day
o You can provide the proper account identification information

When you request a telephone or online purchase, the transfer agent will electronically debit the amount of the purchase from your bank account of record. The transfer agent will purchase fund shares for the amount of the debit at the offering price determined after the transfer agent receives your telephone or online purchase instruction and good funds. It usually takes three business days for the transfer agent to receive notification from your bank that good funds are available in the amount of your investment.

In writing, by mail or by fax
You can purchase fund shares for an existing fund account by mailing a check to the transfer agent. Make your check payable to the fund. Neither initial nor subsequent investments should be made by third party check. Your check must be in U.S. dollars and drawn on a U.S. bank. Include in your purchase request the fund's name, the account number and the name or names in the account registration.

Buying, exchanging and selling shares


Exchanging shares

Through your investment firm
Normally, your investment firm will send your exchange request to the fund's transfer agent. Consult your investment professional for more information about exchanging your shares.

By phone or online
After you establish an eligible fund account, you can exchange fund shares by phone or online if:
o You are exchanging into an existing account or using the exchange to establish a new account, provided the new account has a registration identical to the original account
o The fund into which you are exchanging offers the same class of shares
o You are not exchanging more than $500,000 worth of shares per account per day
o You can provide the proper account identification information

In writing, by mail or by fax
You can exchange fund shares by mailing or faxing a letter of instruction to the transfer agent. You can exchange fund shares directly through the fund only if your account is registered in your name. However, you may not fax an exchange request for more than $500,000. Include in your letter:
o The name, social security number and signature of all registered owners
o A signature guarantee for each registered owner if the amount of the exchange is more than $500,000
o The name of the fund out of which you are exchanging and the name of the fund into which you are exchanging
o The class of shares you are exchanging
o The dollar amount or number of shares you are exchanging

Selling shares

Through your investment firm
Normally, your investment firm will send your request to sell shares to the fund's transfer agent. Consult your investment professional for more information. The fund has authorized the distributor to act as its agent in the repurchase of fund shares from qualified investment firms. The fund reserves the right to terminate this procedure at any time.

By phone or online
If you have an eligible non-retirement account, you may sell up to $100,000 per account per day by phone or online. You may sell fund shares held in a retirement plan account by phone only if your account is an eligible IRA (tax penalties may apply). You may not sell your shares by phone or online if you have changed your address (for checks) or your bank information (for wires and transfers) in the last 30 days.

You may receive your sale proceeds:
o By check, provided the check is made payable exactly as your account is registered
o By bank wire or by electronic funds transfer, provided the sale proceeds are being sent to your bank address of record

In writing, by mail or by fax
You can sell some or all of your fund shares by writing directly to the fund only if your account is registered in your name. Include in your request your name, your social security number, the fund's name, your fund account number, the class of shares to be sold, the dollar amount or number of shares to be sold and any other applicable requirements as described below. The transfer agent will send the sale proceeds to your address of record unless you provide other instructions. Your request must be signed by all registered owners and be in good order.

The transfer agent will not process your request until it is received in good order.

You may sell up to $100,000 per account per day by fax.

Buying, exchanging and selling shares


How to contact us

By phone
For information or to request a telephone transaction between 8:00 a.m. and 7:00 p.m. (Eastern time) by speaking with a shareholder services representative call
1-800-225-6292

To request a transaction using FactFone(SM) call
1-800-225-4321

Telecommunications Device for the Deaf (TDD)
1-800-225-1997

By mail
Send your written instructions to:
Pioneer Investment Management
Shareholder Services, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Pioneer website
www.pioneerfunds.com

By fax
Fax your exchange and sale requests to:
1-800-225-4240

--------------------------------------------------------------------------------
  Exchange privilege
  You may make up to four exchange redemptions of $25,000 or more per account per calendar year. See "Shareowner account policies."
--------------------------------------------------------------------------------

Excessive trading
The fund discourages excessive and short-term trading practices, such as market timing, that may disrupt portfolio management strategies and harm fund performance. Although there is no generally applied standard in the marketplace as to what level of trading activity is excessive, we may consider trading in the fund's shares to be excessive if:
o You sell shares within a short period of time after the shares were purchased;
o You make two or more purchases and redemptions within a short period of time;
o You enter into a series of transactions that is indicative of a timing pattern or strategy; or
o We reasonably believe that you have engaged in such practices in connection with other mutual funds.

We monitor selected trades on a daily basis in an effort to detect excessive short-term trading. If we determine that an investor or a client of a broker has engaged in excessive short-term trading that we believe may be harmful to the fund, we will ask the investor or broker to cease such activity and we will refuse to process purchase orders (including purchases by exchange) of such investor, broker or accounts that we believe are under their control. In determining whether to take such actions, we seek to act in a manner that is consistent with the best interests of the fund's shareholders. We also limit the number of exchanges of $25,000 or more in any calendar year.

While we use our reasonable efforts to detect excessive trading activity, there can be no assurance that our efforts will be successful or that market timers will not employ tactics designed to evade detection. Frequently, fund shares are held through omnibus accounts maintained by financial intermediaries such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Our ability to monitor trading practices by investors purchasing shares through omnibus accounts is limited and dependent upon the cooperation of the financial intermediary in observing the fund's policies.

Account options
See the account application form for more details on each of the following options.

Automatic investment plans
You can make regular periodic investments in the fund by setting up monthly bank drafts, government allotments, payroll deductions, a Pioneer Investomatic Plan and other similar automatic investment plans. You may use an automatic investment plan to establish a Class A share account with a small initial investment. If you have a Class B or Class C share account and your balance is at least $1,000, you may establish an automatic investment plan.

Pioneer Investomatic Plan
If you establish a Pioneer Investomatic Plan, the transfer agent will make a periodic investment in fund shares by means of a preauthorized electronic funds transfer from your bank account. Your plan investments are voluntary. You may discontinue your plan at any time or change the plan's dollar amount, frequency or investment date by calling or writing to the transfer agent. You should allow up to 30 days for the transfer agent to establish your plan.

Automatic exchanges
You can automatically exchange your fund shares for shares of the same class of another Pioneer mutual fund. The automatic exchange will begin on the day you select when you complete the appropriate section of your account application or an account options form. In order to establish automatic exchange:

Buying, exchanging and selling shares


o You must select exchanges on a monthly or quarterly basis
o Both the originating and receiving accounts must have identical registrations
o The originating account must have a minimum balance of $5,000

You may have to pay income taxes on an exchange.

Distribution options
The fund offers three distribution options. Any fund shares you buy by reinvesting distributions will be priced at the applicable net asset value per share.

(1) Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the fund will automatically be invested in additional fund shares.

(2) You may elect to have the amount of any dividends paid to you in cash and any capital gain distributions reinvested in additional shares.

(3) You may elect to have the full amount of any dividends and/or capital gain distributions paid to you in cash.

Options (2) or (3) are not available to retirement plan accounts or accounts with a current value of less than $500.

If your distribution check is returned to the transfer agent or you do not cash the check for six months or more, the transfer agent may reinvest the amount of the check in your account and automatically change the distribution option on your account to option (1) until you request a different option in writing. These additional shares will be purchased at the then current net asset value.

Directed dividends
You can invest the dividends paid by one of your Pioneer mutual fund accounts in a second Pioneer mutual fund account. The value of your second account must be at least $1,000. You may direct the investment of any amount of dividends. There are no fees or charges for directed dividends. If you have a retirement plan account, you may only direct dividends to accounts with identical registrations.

Systematic withdrawal plans
When you establish a systematic withdrawal plan for your account, the transfer agent will sell the number of fund shares you specify on a periodic basis and the proceeds will be paid to you or to any person you select. You must obtain a signature guarantee to direct payments to another person after you have established your systematic withdrawal plan. Payments can be made either by check or by electronic transfer to a bank account you designate.

To establish a systematic withdrawal plan:
o Your account must have a total value of at least $10,000 when you establish your plan
o You must request a periodic withdrawal of at least $50

o You may not request a periodic withdrawal of more than 10% of the value of any Class B or Class C share account (valued at the time the plan is implemented)

Systematic sales of fund shares may be taxable transactions for you. If you purchase Class A or Class C shares while you are making systematic withdrawals from your account, you may pay unnecessary sales charges.

Direct deposit
If you elect to take dividends or dividends and capital gain distributions in cash, or if you establish a systematic withdrawal plan, you may choose to have those cash payments deposited directly into your savings, checking or NOW bank account.

Voluntary tax withholding
You may have the transfer agent withhold 28% of the dividends and capital gain distributions paid from your fund account (before any reinvestment) and forward the amount withheld to the Internal Revenue Service as a credit against your federal income taxes. Voluntary tax withholding is not available for retirement plan accounts or for accounts subject to backup withholding.

Reinstatement privilege for Class A and Class B shares
If you recently sold all or part of your Class A or Class B shares, you may be able to reinvest all or part of your sale proceeds without a sales charge in Class A shares of any Pioneer mutual fund. To qualify for reinstatement:
o You must send a written request to the transfer agent no more than six months after selling your shares and
o The registration of the account in which you reinvest your sale proceeds must be identical to the registration of the account from which you sold your shares.

When you elect reinstatement, you are subject to the provisions outlined in the selected fund's prospectus, including the fund's minimum investment requirement. Your sale proceeds will be reinvested in shares of the fund at the Class A net asset value per share determined after the transfer agent receives your written request for reinstatement.

You may realize a gain or loss for federal income tax purposes as a result of your sale of fund shares, and special tax rules may apply if you elect reinstatement. Consult your tax adviser for more information.

Shareowner services

Pioneer website
www.pioneerfunds.com
The website includes a full selection of information on mutual fund investing. You can also use the website to get:

Buying, exchanging and selling shares


o Your current account information
o Prices, returns and yields of all publicly available Pioneer mutual funds
o Prospectuses for all the Pioneer mutual funds
o A copy of Pioneer's privacy notice

If you or your investment firm authorized your account for the online transaction privilege, you may buy, exchange and sell shares online.

FactFone(SM) 1-800-225-4321
You can use FactFone(SM) to:
o Obtain current information on your Pioneer mutual fund accounts
o Inquire about the prices and yields of all publicly available Pioneer mutual funds
o Make computer-assisted telephone purchases, exchanges and redemptions for your fund accounts
o Request account statements

If you plan to use FactFone(SM) to make telephone purchases and redemptions, first you must activate your personal identification number and establish your bank account of record. If your account is registered in the name of a broker-dealer or other third party, you may not be able to use FactFone(SM).

Household delivery of fund documents
With your consent, Pioneer may send a single proxy statement, prospectus and shareholder report to your residence for you and any other member of your household who has an account with the fund. If you wish to revoke your consent to this practice, you may do so by notifying Pioneer, by phone or in writing (see "How to contact us"). Pioneer will begin mailing separate proxy statements, prospectuses and shareholder reports to you within 30 days after receiving your notice.

Confirmation statements
The transfer agent maintains an account for each investment firm or individual shareowner and records all account transactions. You will be sent confirmation statements showing the details of your transactions as they occur, except automatic investment plan transactions, which are confirmed quarterly. If you have more than one Pioneer mutual fund account registered in your name, the Pioneer combined account statement will be mailed to you each quarter.

Tax information
In January of each year, the fund will mail you information about the tax status of the dividends and distributions paid to you by the fund.

TDD 1-800-225-1997
If you have a hearing disability and access to TDD keyboard equipment, you can contact our telephone representatives with questions about your account by calling our TDD number between 8:30 a.m. and 5:30 p.m. Eastern time any weekday that the New York Stock Exchange is open.

Privacy
The fund has a policy that protects the privacy of your personal information. A copy of Pioneer's privacy notice accompanies this prospectus. The fund will send you a copy of the privacy notice each year. You may also obtain the privacy notice by calling the transfer agent or through Pioneer's website.

Shareowner account policies

Signature guarantees and other requirements
You are required to obtain a signature guarantee when you are:
o Requesting certain types of exchanges or sales of fund shares
o Redeeming shares for which you hold a share certificate
o Requesting certain types of changes for your existing account

You can obtain a signature guarantee from most broker-dealers, banks, credit unions (if authorized under state law) and federal savings and loan associations. You cannot obtain a signature guarantee from a notary public.

Fiduciaries and corporations are required to submit additional documents to sell fund shares.

Exchange limitation
The fund's exchange limitation is intended to discourage short-term trading in fund shares. Short-term trading can increase the expenses incurred by the fund and make portfolio management less efficient. In determining whether the exchange redemption limit has been reached, Pioneer may aggregate a series of exchanges (each valued at less than $25,000) and/or fund accounts that appear to be under common ownership or control. Pioneer may view accounts for which one person gives instructions or accounts that act on advice provided by a single source to be under common control.

The exchange limitation does not apply to automatic exchange transactions or to exchanges made by participants in employer-sponsored retirement plans qualified under Section 401(a) of the Internal Revenue Code. While financial intermediaries that maintain omnibus accounts that invest in the fund are requested to apply the exchange limitation policy to shareholders who hold shares through such accounts, we do not impose the exchange limitation policy at the level of the omnibus account and are not able to monitor compliance by the financial intermediary with this policy.

Minimum account size
The fund requires that you maintain a minimum account value of $500. If you hold less than $500 in your account, the fund reserves the right to notify you that it intends to sell your shares and close your account. You will be given 60 days from the date of the notice to make additional investments to avoid having your shares sold. This policy does not apply to certain qualified retirement plan accounts.

Buying, exchanging and selling shares


Telephone and website access
You may have difficulty contacting the fund by telephone or accessing pioneerfunds.com during times of market volatility or disruption in telephone or Internet service. On New York Stock Exchange holidays or on days when the exchange closes early, Pioneer will adjust the hours for the telephone center and for online transaction processing accordingly. If you are unable to access pioneerfunds.com or reach the fund by telephone, you should communicate with the fund in writing.

Share certificates
The fund does not offer share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning your certificate to the transfer agent, along with a letter of instruction or a stock power (a separate written authority transferring ownership) and a signature guarantee.

--------------------------------------------------------------------------------
  You may make up to four exchange redemptions of $25,000 or more per account per calendar year out of the fund.
--------------------------------------------------------------------------------

Other policies
The fund and the distributor reserve the right to:
o charge a fee for exchanges or to modify, limit or suspend the exchange privilege at any time without notice. The fund will provide 60 days' notice of material amendments to or termination of the exchange privilege
o revise, suspend, limit or terminate the account options or services available to shareowners at any time, except as required by the rules of the Securities and Exchange Commission

The fund reserves the right to:
o suspend transactions in shares when trading on the New York Stock Exchange is closed or restricted, when the Securities and Exchange Commission determines an emergency or other circumstances exist that make it impracticable for the fund to sell or value its portfolio securities
o redeem in kind by delivering to you portfolio securities owned by the fund rather than cash. Securities you receive this way may increase or decrease in value while you hold them and you may incur brokerage and transaction charges and tax liability when you convert the securities to cash

Dividends and capital gains
The fund generally pays any distributions of net short- and long-term capital gains in November. The fund generally pays dividends from any net investment income in June and December. The fund may also pay dividends and capital gain distributions at other times if necessary for the fund to avoid U.S. federal income or excise tax.

Dividends, capital gains and taxes


If you invest in the fund close to the time that the fund makes a distribution, generally you will pay a higher price per share and you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash.

Taxes
For U.S. federal income tax purposes, distributions from the fund's net long-term capital gains (if any) are considered long-term capital gains and may be taxable to you at different maximum rates depending upon their source and other factors. Distributions from the fund's net short-term capital gains are taxable as ordinary income. Dividends are taxable either as ordinary income or, if so designated by the fund and certain other conditions, including holding period requirements, are met by the fund and the shareholder, as "qualified dividend income" taxable to individual shareholders at a maximum 15% U.S. federal income tax rate.Dividends and distributions are taxable, whether you take payment in cash or reinvest them to buy additional fund shares.

When you sell or exchange fund shares you will generally recognize a capital gain or capital loss in an amount equal to the difference between the net amount of sale proceeds (or, in the case of an exchange, the fair market value of the shares) that you receive and your tax basis for the shares that you sell or exchange. In January of each year the fund will mail to you information about your dividends, distributions and any shares you sold in the previous calendar year.

You must provide your social security number or other taxpayer identification number to the fund along with the certifications required by the Internal Revenue Service when you open an account. If you do not or if it is otherwise legally required to do so, the fund will withhold 28% "backup withholding" tax from your dividends and distributions, sale proceeds and any other payments to you.

You should ask your tax adviser about any federal, state and foreign tax considerations, including possible additional withholding taxes for non-U.S. shareholders. You may also consult the fund's statement of additional information for a more detailed discussion of U.S. federal income tax considerations that may affect the fund and its shareowners.

--------------------------------------------------------------------------------
  Sales and exchanges may be taxable transactions to shareowners.
--------------------------------------------------------------------------------

Financial highlights


The financial highlights table helps you understand the fund's financial performance.

Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that you would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions).

The information below for the fiscal years ended September 30, 2002 and 2003 has been audited by Ernst & Young LLP, the fund's independent auditors, whose report is included in the fund's annual report along with the fund's financial statements. The information below for the fiscal years ended September 30, 1999 through 2001 has been audited by Arthur Andersen LLP, the fund's previous independent accountants. Arthur Andersen ceased operations in 2002. The annual report is available upon request.

When the fund issued its September 30, 2001 annual report, Arthur Andersen LLP was the independent accountant for the fund. Arthur Andersen ceased operations in 2002.

Pioneer Value Fund

Class A shares

                                                          For the year ended September 30
                                     ----------------------------------------------------------------------
                                        2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $    15.29     $    19.12     $    22.67     $    20.16     $    18.32
                                     ----------------------------------------------------------------------
Increase (decrease) from invest-
  ment operations:
Net investment income                $     0.11     $     0.15     $     0.17     $     0.20     $     0.21
Net realized and unrealized gain
  (loss) on investments and
  foreign currency transactions            3.20          (3.17)         (2.05)          3.02           1.97
                                     ----------------------------------------------------------------------
Net increase (decrease) from
  investment operations              $     3.31     $    (3.02)    $    (1.88)    $     3.22     $     2.18
Distributions to shareowners:
Net investment income                     (0.24)         (0.09)         (0.14)         (0.20)         (0.19)
Net realized gain                         (2.11)         (0.72)         (1.53)         (0.51)         (0.15)
                                     ----------------------------------------------------------------------
Net increase (decrease) in net
  asset value                        $     0.96     $    (3.83)    $    (3.55)    $     2.51     $     1.84
                                     ----------------------------------------------------------------------
Net asset value, end of period       $    16.25     $    15.29     $    19.12     $    22.67     $    20.16
                                     ----------------------------------------------------------------------
Total return*                             22.94%        (16.78)%        (8.88)%        16.29%         11.86%
Ratio of net expenses to average
  net assets+                              1.19%          1.16%          1.01%          0.96%          0.96%
Ratio of net investment income to
  average net assets+                      0.85%          0.74%          0.76%          0.81%          0.93%
Portfolio turnover rate                      40%            61%             3%             3%            12%
Net assets, end of period
  (in thousands)                     $3,424,962     $3,016,623     $3,885,560     $4,614,739     $5,125,858
Ratios with reduction for fees
  paid indirectly:
Net expenses                               1.19%          1.16%          0.99%          0.94%          0.95%
Net investment income                      0.85%          0.74%          0.78%          0.83%          0.94%
-----------------------------------------------------------------------------------------------------------

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.

Financial Highlights


Pioneer Value Fund

Class B shares

                                                       For the year ended September 30
                                         -------------------------------------------------------
                                           2003        2002        2001        2000        1999
------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $ 14.71     $ 18.53     $ 22.11     $ 19.74     $ 17.98
                                         -------------------------------------------------------
Increase (decrease) from investment
  operations:
Net investment income (loss)             $ (0.13)    $ (0.08)    $  0.01     $ (0.14)    $ (0.04)
Net realized and unrealized gain
  (loss) on investments and foreign
  currency transactions                     3.08       (3.02)      (2.06)       3.02        1.95
                                         -------------------------------------------------------
Net increase (decrease) from
  investment operations                  $  2.95     $ (3.10)    $ (2.05)    $  2.88     $  1.91
Distributions to shareowners:
Net investment income                      (0.10)          -           -           -           -
Net realized gain                          (2.11)      (0.72)      (1.53)      (0.51)      (0.15)
                                         -------------------------------------------------------
Net increase (decrease) in net
  asset value                            $  0.74     $ (3.82)    $ (3.58)    $  2.37     $  1.76
                                         -------------------------------------------------------
Net asset value, end of period           $ 15.45     $ 14.71     $ 18.53     $ 22.11     $ 19.74
                                         -------------------------------------------------------
Total return*                              21.11%     (17.68)%     (9.84)%     14.81%      10.62%
Ratio of net expenses to average
  net assets+                               2.69%       2.28%       2.07%       2.23%       2.06%
Ratio of net investment loss to
  average net assets+                      (0.66)%     (0.38)%     (0.30)%     (0.48)%     (0.18)%
Portfolio turnover rate                       40%         61%          3%          3%         12%
Net assets, end of period
  (in thousands)                         $21,666     $17,976     $22,372     $20,632     $21,972
Ratios with reduction for fees
  paid indirectly:
Net expenses                                2.68%       2.29%       2.05%       2.21%       2.04%
Net investment loss                        (0.65)%     (0.39)%     (0.28)%     (0.46)%     (0.16)%
------------------------------------------------------------------------------------------------

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.

Pioneer Value Fund

Class C shares

                                                      For the year ended September 30
                                         --------------------------------------------------
                                          2003        2002       2001       2000       1999
-------------------------------------------------------------------------------------------
Net asset value, beginning of period     $14.69     $18.53     $22.16     $19.78     $18.02
                                         --------------------------------------------------
Increase (decrease) from investment
  operations:
Net investment income (loss)             $(0.12)    $(0.10)    $ 0.04     $(0.15)    $(0.04)
Net realized and unrealized gain
  (loss) on investments and foreign
  currency transactions                    3.13      (3.02)     (2.12)      3.04       1.95
                                         --------------------------------------------------
Net increase (decrease) from
  investment operations                  $ 3.01     $(3.12)    $(2.08)    $ 2.89     $ 1.91
Distributions to shareowners:
Net investment income                     (0.10)         -      (0.02)         -          -
Net realized gain                         (2.11)     (0.72)     (1.53)     (0.51)     (0.15)
                                         --------------------------------------------------
Net increase (decrease) in net
  asset value                            $ 0.80     $(3.84)    $(3.63)    $ 2.38     $ 1.76
                                         --------------------------------------------------
Net asset value, end of period           $15.49     $14.69     $18.53     $22.16     $19.78
                                         --------------------------------------------------
Total return*                             21.61%    (17.79)%    (9.98)%    14.83%     10.60%
Ratio of net expenses to average
  net assets+                              2.48%      2.32%      2.15%      2.19%      2.08%
Ratio of net investment loss to
  average net assets+                     (0.44)%    (0.42)%    (0.39)%    (0.43)%    (0.22)%
Portfolio turnover rate                      40%        61%         3%         3%        12%
Net assets, end of period
  (in thousands)                         $6,349     $4,256     $4,431     $3,588     $4,039
Ratios with reduction for fees paid
  indirectly:
Net expenses                               2.47%      2.32%      2.11%      2.16%      2.06%
Net investment loss                       (0.43)%    (0.42)%    (0.35)%    (0.40)%    (0.20)%
-------------------------------------------------------------------------------------------

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratio with no reduction for fees paid indirectly.

                           THIS PAGE FOR YOUR NOTES.

                           THIS PAGE FOR YOUR NOTES.

                           THIS PAGE FOR YOUR NOTES.

                           THIS PAGE FOR YOUR NOTES.

                           THIS PAGE FOR YOUR NOTES.

                           THIS PAGE FOR YOUR NOTES.

Pioneer
Value Fund

You can obtain more free information about the fund from your investment firm or by writing to Pioneer Investment Management Shareholder Services, Inc., 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-225-6292.

Shareowner reports
Annual and semiannual reports to shareowners provide information about the fund's investments. The annual report discusses market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

Statement of additional information
The statement of additional information provides more detailed information about the fund. It is incorporated by reference into this prospectus.

Visit our website
www.pioneerfunds.com

You can also review and copy the fund's shareowner reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information. The Commission charges a fee for copies. You can get the same information free from the Commission's EDGAR database on the Internet (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

(Investment Company Act file no. 811-07611)

[PIONEER INVESTMENTS LOGO(R)]

Pioneer Funds Distributor, Inc.
60 State Street
Boston, MA 02109                                                   14644-00-0104
                                        (C) 2004 Pioneer Funds Distributor, Inc.
www.pioneerfunds.com                                                 Member SIPC

PIONEER
--------------------------------------------------------------------------------
VALUE FUND


                   Prospectus


                   January 28, 2004


                   Class R Shares


                   Contents
                   ------------------------------------------------------------
                   Basic information about the fund ........................  1
                   Management ..............................................  7
                   Buying, exchanging and selling shares ...................  9
                   Dividends, capital gains and taxes ...................... 26
                   Financial highlights .................................... 27


                   Neither the Securities and Exchange Commission nor any state securities agency has approved the fund's shares or determined whether this prospectus is accurate or complete. Any representation to the contrary is a crime.

[PIONEER INVESTMENTS LOGO(R)]

--------------------------------------------------------------------------------
An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Contact your investment professional to discuss how the fund fits into your portfolio.
--------------------------------------------------------------------------------

Basic information about the fund


Investment objective
Reasonable income and capital growth.

Principal investment strategies

The fund seeks to invest in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The fund invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights and preferred stocks.


Pioneer Investment Management, Inc., the fund's investment adviser, uses a value approach to select the fund's investments. Using this investment style, Pioneer seeks securities selling at reasonable prices or at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings and revenue growth. In making that assessment, Pioneer employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. Pioneer also considers a security's potential to provide a reasonable amount of income. Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors Pioneer looks for in selecting investments include:
o Above average potential for earnings and revenue growth
o Favorable expected returns relative to perceived risks
o Management with demonstrated ability and commitment to the company
o Low market valuations relative to earnings forecast, book value, cash flow and sales
o Turnaround potential for companies that have been through difficult periods
o Good prospects for dividend growth

Principal risks of investing in the fund
Even though the fund seeks reasonable income and capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:
o The stock market goes down (this risk may be greater in the short term)
o Value stocks fall out of favor with investors
o The fund's assets remain undervalued or do not have the potential value originally expected
o Stocks selected for income do not achieve the same return as securities selected for capital appreciation

Basic information about the fund


The fund's past performance
The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance will vary from year to year.

The fund's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.

Fund performance

The chart shows the performance of the fund's Class R shares for each of the past 10 calendar years. The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares.

The chart does not reflect any sales charge you may pay when you buy or sell fund shares. Any sales charge will reduce your return. You do not pay a sales charge on purchases of Class R shares, but would pay a contingent deferred sales charge if you sell your shares within 18 months of purchase, unless you qualify for a waiver.

The highest calendar quarterly return was 15.86% (3/31/03 to 6/30/03)

The lowest calendar quarterly return was -22.38% (6/30/98 to 9/30/98)

Annual return Class R shares
(Year ended December 31)
[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]
'94       -2.65
'95       26.39
'96       21.04
'97       23.17
'98       -8.08
'99        0.57
'00       15.73
'01       -3.62
'02      -19.53
'03       28.42

Comparison with the Russell 1000 Value Index
The table shows the average annual total returns for Class R shares of the fund over time and compares these returns to the returns of the Russell 1000 Value Index. This index measures the performance of the value-oriented stocks in the Russell 1000 Index.

The performance of Class R shares for the period prior to the commencement of operations of Class R Shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. You do not pay a sales charge on purchases of Class R shares, but will pay a CDSC if you sell your shares within 18 months of purchase, unless you qualify for a waiver.

Unlike the fund, the index is not managed and does not incur expenses. The table:
o Reflects sales charges applicable to the class
o Assumes that you sell your shares at the end of the period
o Assumes that you reinvest all of your dividends and distributions

Average annual total return (%)
(for periods ended December 31, 2003)
                                                                       Inception
                                                               Since        Date
                             1 Year   5 Years    10 Years  Inception     Class A
--------------------------------------------------------------------------------
Class R
Return before taxes           27.42      3.00        6.96      11.11     9/30/69
--------------------------------------------------------------------------------
Return after taxes
on distributions              27.05      2.94        6.93      11.10
--------------------------------------------------------------------------------
Return after taxes
on distributions
and sale of shares            17.86      2.54        6.13      10.60
--------------------------------------------------------------------------------
Russell 1000 Value Index
(reflects no deduction
for taxes)                    30.03      3.56       11.88      14.53*   12/31/78
--------------------------------------------------------------------------------

* Reflects the return of the index since its inception. Russell index return information is not available for periods prior to December 31, 1978.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, these after-tax returns may not be relevant to you.

Basic information about the fund


Fees and expenses
These are the fees and expenses, based on the fund's latest fiscal year, you may pay if you invest in the fund.

Shareowner fees
paid directly from your investment                                       Class R
--------------------------------------------------------------------------------
Maximum sales charge (load) when you buy shares as a percentage of
offering price                                                             None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) as a percentage of offering price or
the amount you receive when you sell shares, whichever is less             1%(1)
--------------------------------------------------------------------------------
Annual fund operating expenses
paid from the assets of the fund
as a percentage of average daily net assets                              Class R
--------------------------------------------------------------------------------
Management Fee(2)                                                         0.70%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                                  0.50%
--------------------------------------------------------------------------------
Other Expenses                                                            0.22%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                      1.42%
--------------------------------------------------------------------------------

(1) A deferred sales charge is imposed if you redeem shares within 18 months of purchase, unless you qualify for a waiver.

(2) The fund pays a management fee that ranges from 0.50% to 0.70% of average daily net assets based on its performance. See "Management."

Example
This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year and d) the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                    If you sell your shares               If you do not sell your shares
            ---------------------------------------   ---------------------------------------
                                    Number of years you own your shares
            ---------------------------------------------------------------------------------
                  1         3         5          10         1         3         5          10
---------------------------------------------------------------------------------------------
Class R        $245      $449      $776      $1,702      $145      $449      $776      $1,702
---------------------------------------------------------------------------------------------

Non-principal investment strategies and related risks
As discussed, the fund invests primarily in equity securities of U.S. issuers to seek reasonable income and capital growth.

This section describes additional investments that the fund may make or strategies that it may pursue to a lesser degree to achieve the fund's goal. Some of the fund's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

Investments other than U.S. equity securities
The fund primarily invests in securities of U.S. issuers. The fund may invest up to 25% of its total assets in securities of non-U.S. issuers. The fund will not invest more than 5% of its total assets in the securities of emerging markets issuers. Investing in non-U.S. issuers may involve unique risks compared to investing in the securities of U.S. issuers. Some of these risks do not apply to the larger more developed non-U.S. markets. However, these risks are more pronounced to the extent the fund invests in emerging markets. These risks may include:
o Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
o Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the fund's portfolio securities at times, in amounts and at prices it considers reasonable
o Adverse effect of currency exchange rates or controls on the value of the fund's investments
o The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
o Economic, political and social developments may adversely affect the securities markets
o Withholding and other non-U.S. taxes may decrease the fund's return


The fund may invest the balance of its assets in debt securities of corporate and government issuers. Generally the fund acquires debt securities that are investment grade, but the fund may invest up to 5% of its net assets in below investment grade debt securities issued by both U.S. and non-U.S. corporate and government issuers, including convertible debt securities. The fund invests in debt securities when Pioneer believes they are consistent with the fund's investment objective by offering the potential for reasonable income and capital growth, to diversify the fund's portfolio or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the fund's portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized

Basic information about the fund


statistical rating organization or is determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.


Cash management and temporary investments
Normally, the fund invests substantially all of its assets to meet its investment objective. The fund may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash. For temporary defensive purposes, including during periods of unusual cash flows, the fund may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, the fund may not be able to achieve its investment objective. The fund intends to adopt a defensive strategy when Pioneer believes securities in which the fund normally invests have extraordinary risks due to political or economic factors and in other extraordinary circumstances.

Short-term trading
The fund usually does not trade for short-term profits. The fund will sell an investment, however, even if it has only been held for a short time, if it no longer meets the fund's investment criteria. If the fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

Derivatives
The fund may use futures and options on securities, indices and currencies, forward foreign currency exchange contracts and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The fund does not use derivatives as a primary investment technique and generally limits their use to hedging. However, the fund may use derivatives for a variety of non-principal purposes, including:
o As a hedge against adverse changes in stock market prices, interest rates or currency exchange rates
o As a substitute for purchasing or selling securities
o To increase the fund's return as a non-hedging strategy that may be considered speculative

Even a small investment in derivatives can have a significant impact on the fund's exposure to stock market values, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the fund's other investments, the fund may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.

Management


Pioneer, the fund's investment adviser,
selects the fund's investments and oversees the fund's operations.

Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of December 31, 2003, assets under management were approximately $145 billion worldwide, including over $34 billion in assets under management by Pioneer.

Investment adviser
Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109.

The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds.

Pioneer has received an order from the Securities and Exchange Commission that permits Pioneer, subject to the approval of the fund's Board of Trustees, to hire and terminate a subadviser or to materially modify an existing subadvisory contract for the fund without shareholder approval. Pioneer retains the ultimate responsibility to oversee and recommend the hiring, termination and replacement of any subadviser. Currently, Pioneer does not intend to use a subadviser in connection with the fund, and to the extent that the Securities and Exchange Commission adopts a rule which would supersede the order, Pioneer and the fund intend to rely on such rule to permit Pioneer, subject to the approval of the fund's Board of Trustee's and any other applicable conditions of the rule, to hire and terminate a subadviser or to materially modify an existing subadvisory contract for the fund without shareholder approval. The existing shareholders of the fund approved this policy at a special shareholder meeting held on April 17, 2003.

Portfolio management
Day-to-day management of the fund's portfolio is the responsibility of J. Rodman Wright, portfolio manager, and Sean Gavin, assistant portfolio manager. The portfolio managers are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. The portfolio managers may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Wright is a senior vice president of Pioneer. He joined Pioneer in 1994 as an analyst and has been an investment professional since 1988. Mr. Gavin is a vice president and joined Pioneer in 2002 as an assistant portfolio manager. Prior to joining Pioneer, Mr. Gavin was employed as an analyst at Boston Partners from 2000 to 2002 and at Delphi Management from 1998 to 2000.

Management


Management fee
The fund pays Pioneer a fee for managing the fund and to cover the cost of providing certain services to the fund.

Effective May 1, 2003, Pioneer's fee varies based on the investment performance of the fund compared to the Russell 1000 Value Index. Pioneer's annual basic fee is 0.60% of the fund's average daily net assets. The basic fee can increase to a maximum of 0.70% or decrease to a minimum of 0.50%, depending on the performance of the fund's Class A shares relative to the index. The performance comparison is made for a rolling 36-month period. For periods prior to May 1, 2003, the performance comparison was made to the Lipper Growth and Income Fund Index.

Pioneer's fee increases or decreases depending upon whether the fund's performance is up and down more or less than that of the index. Each percentage point of difference between the performance of the Class A shares and the index (to a maximum of -10) is multiplied by a performance rate adjustment of 0.01%. As a result, the maximum annualized rate adjustment is -0.10%. This performance comparison is made at the end of each month. An appropriate percentage of this rate (based on the number of days in the current month) is then applied to the fund's average net assets for the entire performance period, giving a dollar amount that will be added to (or subtracted from) the basic fee.

Because the adjustment to the basic fee is based on the comparative performance of the fund and the performance record of the index, the controlling factor is not whether fund performance is up or down, but whether it is up or down more or less than the performance record of the index, regardless of general market performance. As a result, Pioneer could earn the maximum possible fee even if the funds net asset value declines. Moreover, the comparative investment performance of the fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

Distributor and transfer agent
Pioneer Funds Distributor, Inc. is the fund's distributor. Pioneer Investment Management Shareholder Services, Inc. is the fund's transfer agent. The fund compensates the distributor and transfer agent for their services. The distributor and the transfer agent are affiliates of Pioneer.

Buying, exchanging and selling shares


Net asset value

The fund's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. The fund calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

The fund generally values its portfolio securities using closing market prices or readily available market quotations. When closing market prices or market quotations are not available or are considered by Pioneer to be unreliable, the fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the fund's trustees. In connection with making fair value determinations, the fund's trustees may use a pricing matrix. The fund also may use the fair value of a security, including a non-U.S. security, when Pioneer determines that the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security due to factors affecting one or more relevant securities markets or the specific issuer. The use of fair value pricing by the fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using closing market prices. International securities markets may be open on days when the U.S. markets are closed. For this reason, the value of any international securities owned by the fund could change on a day you cannot buy or sell shares of the fund. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, which is a method of determining a security's fair value.

You buy or sell Class R shares at the share price. When you sell Class R shares within eighteen months of purchase, you will pay a contingent deferred sales charge of 1%, unless you qualify for a waiver.

Eligible Class R share investors
Class R shares are available to certain tax-deferred retirement plans (including 401(k) plans, employer-sponsored 403(b) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) held in plan level or omnibus accounts. Class R shares also are available to IRA rollovers from eligible retirement plans that offered one or more Class R share Pioneer funds as investment options. Class R shares are not available to non-retirement accounts, traditional or Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b)s and most individual retirement accounts or retirement plans that are not subject to the Employee Retirement Income Security Act of 1974 (ERISA).

Other classes of shares of the fund may be offered through one or more separate prospectuses. Eligible Class R share investors are also eligible to purchase these other classes. However, plan participants may only purchase classes of shares that are available through their plan. Each class has different sales charges and expenses.

Buying, exchanging and selling shares


Your investment professional can help you determine which class is appropriate. You should ask your investment professional if you qualify for a waiver of sales charges on another class. If you do qualify, another class of shares may be more appropriate for you. Plan fiduciaries should consider their obligations under ERISA in determining which class is an appropriate investment for the plan. Your investment firm may receive different compensation depending upon which class is chosen.

Distribution and service plans
The fund has adopted a distribution plan for Class R shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the Class R distribution plan, the fund pays distribution fees of 0.50% of average daily net assets attributable to Class R shares to the distributor. The distributor uses this fee, among other things, to compensate broker-dealers who engage in or support the distribution of the fund's Class R shares. Because these fees are an ongoing expense of the fund, over time they increase the cost of your investment and your shares may cost more than shares that are subject to other types of sales charges.

The fund has also adopted a separate service plan for Class R shares. Under the service plan, the fund may pay securities dealers, plan administrators or other service organizations who agree to provide certain services to plans or plan participants holding shares of the fund a service fee of up to 0.25% of average daily net assets attributable to Class R shares held by such plan participants. The services provided under the service plan include acting as a shareholder of record, processing purchase and redemption orders, maintaining participant account records and answering participant questions regarding the fund.

Additional dealer compensation
The distributor or its affiliates may pay additional compensation, out of their own assets, to certain brokerage firms and other intermediaries or their affiliates, based on sales or assets attributable to the firm, or such other criteria agreed to by the distributor. The firms to which payments may be made are determined by the distributor. These payments may provide an incentive, in addition to the sales load, to these firms to actively promote the Pioneer funds or cooperate with the distributor's promotional efforts.

--------------------------------------------------------------------------------
Share price
The net asset value per share calculated on the day of your transaction.
--------------------------------------------------------------------------------

Sales charges
You buy Class R shares at net asset value per share without paying an initial sales charge. However, if you sell your Class R shares within eighteen months of purchase, you will pay the distributor a contingent deferred sales charge unless you qualify for a waiver. You do not pay a contingent deferred sales charge when you sell shares purchased through reinvestment of dividends or distributions.

--------------------------------------------------------------------------------
Contingent deferred sales charge
A sales charge that may be deducted from your sale proceeds.
--------------------------------------------------------------------------------

Waiver or reduction of contingent deferred sales charges (CDSC)
The distributor may waive or reduce the CDSC for Class R shares that are subject to a CDSC if:
o The distribution results from the death of all registered account owners or a participant in an employer-sponsored plan;
o You become disabled (within the meaning of Section 72 of the Internal Revenue
  Code) after the purchase of the shares being sold;
o The distribution is made in connection with limited automatic redemptions as described in "Systematic withdrawal plans" (limited in any year to 10% of the value of the account in the fund at the time the withdrawal plan is established);
o The distribution is from a rollover IRA or employer-sponsored plan described under Section 401(a), 403(b) or 457 of the Internal Revenue Code and in connection with the distribution, one of the following applies:
  - It is part of a series of substantially equal periodic payments made over the life expectancy of the participant or the joint life expectancy of the participant and his or her beneficiary (limited in any year to 10% of the value of the participant's account at the time the distribution amount is established);
  - It is a required minimum distribution due to the attainment of age 701/2, in which case the distribution amount may exceed 10% (based solely on total plan assets held in Pioneer mutual funds);
  - It is rolled over to or reinvested in another Pioneer mutual fund in Class R shares, which will be subject to the CDSC of the shares originally held; or
  - It is in the form of a loan to a participant in a plan that permits loans (each repayment will be subject to a CDSC as though a new purchase);
o The distribution is to a participant in an employer-sponsored retirement plan described under Section 401(a) of the Internal Revenue Code or to a participant in an employer-sponsored 403(b) plan or employer-sponsored 457 plan if (i) your employer has made special arrangements for your plan to operate as a group through a single broker, dealer or financial intermediary and (ii) all participants in the plan who purchase shares of a Pioneer mutual fund do so through a single broker, dealer or other financial intermediary designated by your employer and is or is in connection with:

Buying, exchanging and selling shares


  - A return of excess employee deferrals or contributions;
  - A qualifying hardship distribution as described in the Internal Revenue
    Code;
  - Due to retirement or termination of employment; or
  - From a qualified defined contribution plan and represents a participant's directed transfer, provided that this privilege has been preauthorized through a prior agreement with the distributor regarding participant directed transfers;
o The distribution is made pursuant to the fund's right to liquidate or involuntarily redeem shares in a shareholder's account; or
o The selling broker elects, with the distributor's approval, to waive receipt of the commission normally paid at the time of the sale.

--------------------------------------------------------------------------------

Paying the contingent deferred sales charge (CDSC)
Several rules apply for Class R shares so that you pay the lowest possible
CDSC.
o The CDSC is calculated on the current market value or the original cost of the shares you are selling, whichever is less
o You do not pay a CDSC on reinvested dividends or distributions
o If you sell only some of your shares, the transfer agent will first sell your shares that are not subject to any CDSC and then the shares that you have purchased most recently
o You may qualify for a waiver of the CDSC normally charged. See "Waiver or reduction of contingent deferred sales charges (CDSC)"

--------------------------------------------------------------------------------

Information for Plan Participants

Participants in retirement plans generally must contact the plan's administrator to purchase, redeem or exchange shares. Shareowner services may only be available to plan participants through a plan administrator. Plans may require separate applications and their policies and procedures may be different than those described in this prospectus. Participants should contact their plan administrator for information regarding shareholder services pertaining to participants' investments in the fund.

The fund allows you to exchange your Class R shares for Class R shares of another Pioneer Fund that is available through your plan. Exchanges are made at net asset value without charging you a contingent deferred sales charge at the time of the exchange. Exchanges and sales directed by participants generally are not subject to a CDSC.

Before you request an exchange, consider each fund's investment objective and policies as described in the fund's prospectus. Other Pioneer funds may not be available in certain retirement plans.

--------------------------------------------------------------------------------

Information for Plan Sponsors and Administrators

Opening your account
Eligible retirement plans generally may open an account and purchase Class R shares by contacting any investment firm or plan administrator authorized to sell the fund's shares. A retirement plan sponsor can obtain retirement plan applications from its investment firm or plan administrator or by calling the Retirement Plans Department at 1-800-622-0176.

If the retirement plan invests in the fund through investment professionals or other financial intermediaries, including wrap programs and fund supermarkets, additional conditions may apply to an investment in the fund, and the investment professional or intermediary may charge a transaction-based or other fee for its services. These conditions and fees are in addition to those imposed by the fund and its affiliates. In addition, the options and services available to a retirement plan may be different from those discussed in this prospectus. You should ask your investment professional or financial intermediary about its services and any applicable fees.

Minimum investment amounts
There is no minimum initial amount for Class R share investments.

Account options
Use an account application to select options and privileges for accounts opened on behalf of the retirement plan. A retirement plan can change the selection of account options available to the plan and its participants at any time by sending a completed account options form to the transfer agent. Plan sponsors may be required to obtain a signature guarantee to make certain changes to an existing account.

Call or write to the transfer agent for account applications, account options forms and other account information:

Pioneer Investment Management
Shareholder Services, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014
Telephone 1-800-225-6292

Share price
If the plan or a participant in the plan places an order to purchase, exchange or sell shares through a plan administrator or broker-dealer, by the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time), the transaction will be completed at the share price determined as of the close of trading on the New York Stock Exchange that day. If the order is placed through a plan administrator or broker-dealer after 4:00 p.m., or the order is not in good

Buying, exchanging and selling shares


order, the transaction will be completed at the share price next determined after the order is received by the fund. The plan administrator or broker-dealer is responsible for transmitting the order to the fund in a timely manner.

--------------------------------------------------------------------------------
Good order means that:
o The plan or its agents have provided adequate instructions
o There are no outstanding claims against the account
o There are no transaction limitations on the account
o The plan or its agent's request includes a signature guarantee if the plan:
  - Is selling over $100,000 or exchanging over $500,000 worth of shares
  - Changed its account registration or address within the last 30 days
  - Instructs the transfer agent to mail the check to an address different from the one on the account
  - Wants the check paid to someone other than the account owner(s)
  - Is transferring the sale proceeds to a Pioneer mutual fund account with a different registration
--------------------------------------------------------------------------------

Buying
Plans and their participants can buy Class R shares at net asset value per share. The distributor may reject any order until it has confirmed the order in writing and received payment.

Normally, the plan's investment firm will send a purchase request to the fund's transfer agent. Consult the plan's investment professional for more information. The investment firm may receive a commission from the distributor for purchase of fund shares by the plan or plan participants.

Exchanging
The fund allows plans and plan participants to exchange Class R shares at net asset value without charging a contingent deferred sales charge at the time of the exchange. Shares acquired as part of an exchange will continue to be subject to any contingent deferred sales charge that applies to the shares originally purchased. When the plan ultimately sells the shares, the date of original purchase will determine any contingent deferred sales charge.

Selling
Class R shares will be sold at net asset value per share next calculated after the fund receives a request in good order.

If the shares being sold are subject to a deferred sales charge, it will be deducted from the sale proceeds. The fund generally will send your sale proceeds to the plan's custodian by check, bank wire or electronic funds transfer. Normally, sales proceeds will be paid within seven days. If the plan recently purchased the shares being sold, the fund may delay payment of the sale proceeds until the check has cleared. This may take up to 15 calendar days from the purchase date. If a signature guarantee is required, the plan must submit its request in writing.

--------------------------------------------------------------------------------
Information for IRA Rollover Accounts

Opening your account
IRA Rollover Accounts may be eligible to open an account and purchase Class R shares by contacting any investment firm authorized to sell the fund's shares. You can obtain an application from your investment firm or by calling the Retirement Plans Department at 1-800-622-0176. You may also open your Class R share account by completing an account application and sending it to the transfer agent by mail or by fax.

If you invest in the fund through investment professionals or other financial intermediaries, including wrap programs and fund supermarkets, additional conditions may apply to your investment in the fund, and the investment professional or intermediary may charge you a transaction-based or other fee for its services. These conditions and fees are in addition to those imposed by the fund and its affiliates. In addition, the options and services available to you may be different from those discussed in this prospectus. You should ask your investment professional or financial intermediary about its services and any applicable fees.

Minimum investment amounts
There is no minimum initial amount for Class R share investments.

Account options
Use your account application to select options and privileges for your account. You can change your selections at any time by sending a completed account options form to the transfer agent. You may be required to obtain a signature guarantee to make certain changes to an existing account.

Call or write to the transfer agent for account applications, account options forms and other account information:

Pioneer Investment Management
Shareholder Services, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014
Telephone 1-800-225-6292

Buying, exchanging and selling shares


Share price
If you place an order to purchase, exchange or sell shares with the transfer agent or a broker-dealer by the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time), your transaction will be completed at the share price determined as of the close of trading on the New York Stock Exchange on that day. If your order is placed with the transfer agent or a broker-dealer after 4:00 p.m., or your order is not in good order, your transaction will be completed at the share price next determined after your order is received by the fund. The broker-dealer is responsible for transmitting your order to the fund in a timely manner.

Good order means that:
o You have provided adequate instructions
o There are no outstanding claims against your account
o There are no transaction limitations on your account
o Your request includes a signature guarantee if you:
  - Are selling over $100,000 or exchanging over $500,000 worth of shares
  - Changed your account registration or address within the last 30 days
  - Instruct the transfer agent to mail the check to an address different from the one on your account
  - Want the check paid to someone other than the account owner(s)
  - Are transferring the sale proceeds to a Pioneer mutual fund account with a different registration

Buying
You may buy fund shares from any investment firm that has a sales agreement with the distributor. If you are an eligible investor and do not have an investment firm, please call 1-800-225-6292 for information on how to locate an investment professional in your area.

You can buy Class R shares at net asset value per share. The distributor may reject any order until it has confirmed the order in writing and received payment. Normally, your investment firm will send your purchase request to the fund's transfer agent. Consult your investment professional for more information. Your investment firm may receive a commission from the distributor for your purchase of fund shares. The distributor or its affiliates may pay additional compensation, out of their own assets, to certain investment firms or their affiliates based on objective criteria established by the distributor.

Exchanging
You may exchange their Class R shares for the Class R shares of another Pioneer mutual fund.

The fund allows you to exchange your Class R shares at net asset value without charging you a contingent deferred sales charge at the time of the exchange. Shares you acquire as part of an exchange will continue to be subject to any contingent deferred sales charge that applies to the shares you originally purchased. When you ultimately sell your shares, the date of your original purchase will determine your contingent deferred sales charge.

Before you request an exchange, consider each fund's investment objective and policies as described in the fund's prospectus. Other Pioneer funds may not be available in certain retirement plans.

Exchange limitation
The fund's exchange limitation is intended to discourage short-term trading in fund shares. Short-term trading can increase the expenses incurred by the fund and make portfolio management less efficient. In determining whether the exchange redemption limit has been reached, Pioneer may aggregate a series of exchanges (each valued at less than $25,000) and/or fund accounts that appear to be under common ownership or control. Pioneer may view accounts for which one person gives instructions or accounts that act on advice provided by a single source to be under common control.

The exchange limitation does not apply to automatic exchange transactions or to exchanges made by participants in employer-sponsored retirement plans qualified under Section 401(a) of the Internal Revenue Code. While financial intermediaries that maintain omnibus accounts that invest in the fund are requested to apply the exchange limitation policy to shareholders who hold shares through such acounts, we do not impose the exchange limitation policy at the level of the omnibus account and are not able to monitor compliance by the financial intermediary with this policy.

--------------------------------------------------------------------------------
Exchange privilege

You may make up to four exchange redemptions of $25,000 or more per account per calendar year. See "Shareowner account policies."

--------------------------------------------------------------------------------

You can exchange fund shares by mailing or faxing a letter of instruction to the transfer agent. You can exchange fund shares directly through the fund only if your account is registered in your name. However, you may not fax an exchange request for more than $500,000. Include in your letter:
o The name, social security number and signature of all registered owners
o A signature guarantee for each registered owner if the amount of the exchange is more than $500,000
o The name of the fund out of which you are exchanging and the name of the fund into which you are exchanging

Buying, exchanging and selling shares


o The class of shares you are exchanging
o The dollar amount or number of shares you are exchanging

By phone
After you establish an eligible fund account, you can exchange fund shares by phone if:
o You are exchanging into an existing account or using the exchange to establish a new account, provided the new account has a registration identical to the original account
o The fund into which you are exchanging offers the same class of shares
o You are not exchanging more than $500,000 worth of shares per account per day
o You can provide the proper account identification information

Selling

Normally, your investment firm will send your request to sell shares to the fund's transfer agent. Consult your investment professional for more information. The fund has authorized the distributor to act as its agent in the repurchase of fund shares from qualified investment firms. The fund reserves the right to terminate this procedure at any time.

The fund generally will send your sale proceeds by check, bank wire or electronic funds transfer. Normally you will be paid within seven days. If you recently purchased the shares being sold, the fund may delay payment of the sale proceeds until your check has cleared. This may take up to 15 calendar days from the purchase date. If a signature guarantee is required, you must submit your request in writing.

You generally may sell fund shares by phone only if your account is an IRA (tax penalties may apply). You may not sell your shares by phone if you have changed your address (for checks) or your bank information (for wires and transfers) in the last 30 days.

You may receive your sale proceeds:
o By check, provided the check is made payable exactly as your account is registered
o By bank wire or by electronic funds transfer, provided the sale proceeds are being sent to your bank address of record

You can sell some or all of your fund shares by writing directly to the fund only if your account is registered in your name. Include in your request your name, your social security number, the fund's name, your fund account number, the class of shares to be sold, the dollar amount or number of shares to be sold and any other applicable requirements as described below. The transfer agent will send the sale proceeds to your address of record unless you provide other instructions. Your request must be signed by all registered owners and be in good order.

The transfer agent will not process your request until it is received in good order.

You may sell up to $100,000 per account per day by fax.

Sales may be taxable transactions to shareowners.

--------------------------------------------------------------------------------
You may incur taxes and tax penalties if the proceeds are sent to the beneficiary of the IRA.
--------------------------------------------------------------------------------

Account options
See the account application form for more details on each of the following options.

Automatic exchanges
You can automatically exchange your fund shares for Class R shares of another Pioneer mutual fund. The automatic exchange will begin on the day you select when you complete the appropriate section of your account application or an account options form. In order to establish automatic exchange:

o You must select exchanges on a monthly or quarterly basis
o Both the originating and receiving accounts must have identical registrations

o The originating account must have a minimum balance of $5,000

Distribution options
The fund offers three distribution options. Any fund shares you buy by reinvesting distributions will be priced at the applicable net asset value per share.

(1) Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the fund will automatically be invested in additional fund shares.

(2) You may elect to have the amount of any dividends paid to you in cash and any capital gain distributions reinvested in additional shares.

(3) You may elect to have the full amount of any dividends and/or capital gain distributions paid to you in cash.

Options (2) or (3) are not available to retirement plan accounts or accounts with a current value of less than $500. If you are under 59-1/2, taxes and tax penalties may apply.

If your distribution check is returned to the transfer agent or you do not cash the check for six months or more, the transfer agent may reinvest the amount of the check in your account and automatically change the distribution option on your account to option (1) until you request a different option in writing. These additional shares will be purchased at the then current net asset value.

Buying, exchanging and selling shares


Directed dividends
If you are over the age of 59-1/2, you can invest the dividends paid by one of your Pioneer mutual fund accounts in a second Pioneer mutual fund account. The value of your second account must be at least $1,000. You may direct the investment of any amount of dividends. There are no fees or charges for directed dividends. If you have a retirement plan account, you may only direct dividends to accounts with identical registrations.

Systematic withdrawal plans
When you establish a systematic withdrawal plan for your account, the transfer agent will sell the number of fund shares you specify on a periodic basis and the proceeds will be paid to you or to any person you select. You must obtain a signature guarantee to direct payments to another person after you have established your systematic withdrawal plan. Payments can be made either by check or by electronic transfer to a bank account you designate.

To establish a systematic withdrawal plan:
o Your account must have a total value of at least $10,000 when you establish your plan
o You must request a periodic withdrawal of at least $50
o You may not request a periodic withdrawal of more than 10% of the value of any Class R share account (valued at the time the plan is implemented)

The above limits are waived for required minimum distributions from your IRA Rollover account.

Systematic sales of fund shares may be taxable transactions for you unless you are exempt from tax.

Direct deposit
If you establish a systematic withdrawal plan, you may choose to have those cash payments deposited directly into your savings, checking or NOW bank account.

--------------------------------------------------------------------------------

Information for all shareowners

Shareowner services
For plan participants, shareowner services may only be available through the plan administrator and may be different than those described in this prospectus. Participants should contact the appropriate plan administrator for information regarding the administration of participants' investments in the fund.

Pioneer website
www.pioneerfunds.com
The website includes a full selection of information on mutual fund investing. You can also use the website to get:

o Current account information if your shares are registered in your own name and not the name of your plan or other intermediary
o Prices, returns and yields of all publicly available Pioneer mutual funds
o Prospectuses for all the Pioneer mutual funds
o A copy of Pioneer's privacy notice

FactFone(SM) 1-800-225-4321
You can use FactFone(SM) to:
o Obtain current information on your Pioneer IRA Rollover accounts
o Inquire about the prices and yields of all publicly available Pioneer mutual funds
o Request account statements
If your account is registered in the name of an employer-sponsored retirement plan, broker-dealer or other third party, you may not be able to use FactFone(SM) to obtain account information.

Confirmation statements
The transfer agent maintains an account for each investment firm or individual shareowner and records all account transactions. Plans and IRA Rollover accounts will be sent confirmation statements showing the details of your transactions as they occur.

Tax information for IRA Rollovers
In January following the year in which you take a reportable distribution, the transfer agent will mail you a tax form reflecting the total amount(s) of distribution(s) received by the end of January.

Privacy
The fund has a policy that protects the privacy of your personal information. A copy of Pioneer's privacy notice accompanies this prospectus. The fund will send you a copy of the privacy notice each year. You may also obtain the privacy notice by calling the transfer agent or through Pioneer's website.

Shareowner account policies

Identity verification notice
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, you will need to supply your name, address, date of birth, and other information that will allow the fund to identify you.

The fund may close your account if we cannot adequately verify your identity. The redemption price will be the net asset value (less applicable sales charges) on the date of redemption.

Buying, exchanging and selling shares


Signature guarantees and other requirements
Plans and IRA Rollover Accounts are required to obtain a signature guarantee when:
o Requesting certain types of exchanges or sales of fund shares
o Requesting certain types of changes for your existing account

You can obtain a signature guarantee from most broker-dealers, banks, credit unions (if authorized under state law) and federal savings and loan associations. You cannot obtain a signature guarantee from a notary public.

Fiduciaries and corporations are required to submit additional documents to sell fund shares.

In kind purchases
Pioneer may accept securities to purchase shares of the fund in lieu of cash provided that Pioneer, in its sole discretion, determines that the securities are consistent with the fund's objective and policies and their acquisition is in the best interests of the fund. If the fund accepts your securities, they will be valued for purposes of determining the number of fund shares to be issued to you in the same way the fund will value the securities for purposes of determining its net asset value. For federal income tax purposes, you may be taxed in the same manner as if you sold the securities that you exchange for cash in an amount equal to the value of the fund shares that you receive in exchange. Your sales charge for purchases of fund shares will be based upon the value of the fund shares that you receive. Your broker may also impose a fee in connection with processing your purchase of fund shares with securities.

Minimum account size for IRA Rollovers
The fund requires that you maintain a minimum account value of $500. If you hold less than $500 in your account, the fund reserves the right to notify you that it intends to sell your shares and close your account. You will be given 60 days from the date of the notice to make additional investments to avoid having your shares sold.

Telephone access

You may have difficulty contacting the fund by telephone during times of market volatility or disruption in telephone service. On New York Stock Exchange holidays or on days when the exchange closes early, the telephone center will adjust its hours accordingly. If you are unable to reach the fund by telephone, you should communicate with the fund in writing. Plan participants are not eligible for telephone transfers directly with Pioneer.

Share certificates
The fund does not offer share certificates. Shares are electronically recorded.

Excessive trading
The fund discourages excessive and short-term trading practices, such as market timing, that may disrupt portfolio management strategies and harm fund performance. Although there is no generally applied standard in the marketplace as to what level of trading activity is excessive, we may consider trading in the fund's shares to be excessive if:
o You sell shares within a short period of time after the shares were purchased;
o You make two or more purchases and redemptions within a short period of time;
o You enter into a series of transactions that is indicative of a timing pattern or strategy; or
o We reasonably believe that you have engaged in such practices in connection with other mutual funds.

We monitor selected trades on a daily basis in an effort to detect excessive short-term trading. If we determine that an investor or a client of a broker has engaged in excessive short-term trading that we believe may be harmful to the fund, we will ask the investor or broker to cease such activity and we will refuse to process purchase orders (including purchases by exchange) of such investor, broker or accounts that we believe are under their control. In determining whether to take such actions, we seek to act in a manner that is consistent with the best interests of the fund's shareholders. We also limit the number of exchanges of $25,000 or more in any calendar year.

While we use our reasonable efforts to detect excessive trading activity, there can be no assurance that our efforts will be successful or that market timers will not employ tactics designed to evade detection. Frequently, fund shares are held through omnibus accounts maintained by financial intermediaries such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Our ability to monitor trading practices by investors purchasing shares through omnibus accounts is limited and dependent upon the cooperation of the financial intermediary in observing the fund's policies.

Other policies
The fund and the distributor reserve the right to:
o charge a fee for exchanges or to modify, limit or suspend the exchange privilege at any time without notice. The fund will provide 60 days' notice of material amendments to or termination of the exchange privilege
o revise, suspend, limit or terminate the account options or services available to shareowners at any time, except as required by the rules of the Securities and Exchange Commission

The fund reserves the right to:
o stop offering Class R shares
o suspend transactions in shares when trading on the New York Stock Exchange is closed or restricted, when the Securities and Exchange Commission determines an emergency or other circumstances exist that make it impracticable for the fund to sell or value its portfolio securities
o redeem in kind by delivering to you portfolio securities owned by the fund rather than cash. Securities you receive this way may increase or decrease in value while you hold them and you may incur brokerage and transaction charges and tax liability when you convert the securities to cash

Buying, exchanging and selling shares


How to contact us

By phone
For information or to request a telephone transaction between 8:00 a.m. and 7:00 p.m. (Eastern time) by speaking with a shareholder services representative call
1-800-225-6292

To request a transaction using FactFone(SM) call
1-800-225-4321

Telecommunications Device for the Deaf (TDD)
1-800-225-1997

By mail
Send your written instructions to:
Pioneer Investment Management
Shareholder Services, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

By fax
Fax your exchange and sale requests to:
1-800-225-4240

Pioneer website
www.pioneerfunds.com

Class R shareholders are not eligible for online transaction privileges.

Dividends, capital gains and taxes


Dividends and capital gains
The fund generally pays any distributions of net-short- and long-term capital gains in November. The fund generally pays dividends from any net investment income in June and December. The fund may also pay dividends and capital gain distributions at other times if necessary for the fund to avoid U.S. federal income or excise tax. If you invest in the fund close to the time that the fund makes a distribution, generally you will pay a higher price per share and, unless you are exempt from tax, you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash.

Taxes
Shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, generally are not subject to U.S. federal income tax on fund dividends or distributions or on sales or exchanges of fund shares. However, in the case of fund shares held through a nonqualified deferred compensation plan, fund dividends and distributions received by the plan and sales and exchanges of fund shares by the plan generally will be taxable to the employer sponsoring such plan in accordance with U.S. federal income tax laws governing deferred compensation plans.

A plan participant whose retirement plan invests in the fund generally is not taxed on fund dividends or distributions received by the plan or on sales or exchanges of fund shares by the plan for U.S. federal income tax purposes. However, distributions to plan participants from a retirement plan generally are taxable to plan participants as ordinary income.

You must provide your social security number or other taxpayer identification number to the fund along with any certifications required by the Internal Revenue Service when you open an account.

You should ask your tax adviser about any federal, state, local and foreign tax considerations.

Financial highlights


The financial highlights table helps you understand the fund's financial performance.

Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that you would have earned on an investment in Class R shares of the fund (assuming reinvestment of all dividends and distributions).

The information below for the fiscal year ended September 30, 2003 has been audited by Ernst & Young LLP, the fund's independent auditors, whose report is included in the fund's annual report along with the fund's financial statements. The annual report is available upon request.

Pioneer Value Fund

Class R shares (a)
                                                          4/1/03
                                                            to
                                                          9/30/03
                                                      --------------
Net asset value, beginning of period                      $13.91
                                                          ------
Increase from investment operations:
Net investment income                                     $ 0.05
Net realized and unrealized gain on investments and
  foreign currency transactions                             2.34
                                                          ------
Net increase from investment operations                   $ 2.39
Distributions to shareholders:
Net investment income                                      (0.06)
Net realized gain                                           --
                                                          ------
Net increase in net asset value                           $ 2.33
                                                          ------
Net asset value, end of period                            $16.24
                                                          ------
Total return*                                              17.19%
Ratio of net expenses to average net assets+                1.42%**
Ratio of net investment income to average net assets+       0.71%**
Portfolio turnover rate                                       40%**
Net assets, end of period (in thousands)                  $    1
Ratios assuming reduction for fees paid indirectly:
Net expenses                                                1.42%**
Net investment income                                       0.71%**
-------------------------------------------------------------------
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
 +  Ratios assuming no reduction for fees paid indirectly.
(a) Class R shares were first publicly offered on April 1, 2003.

                           This page for your notes.

                           This page for your notes.

Pioneer
Value Fund

You can obtain more free information about the fund from your investment firm or by writing to Pioneer Investment Management Shareholder Services, Inc., 60 State Street, Boston, Massachusetts 02109. You may also call 1-888-294-4480.

Shareowner reports
Annual and semiannual reports to shareowners provide information about the fund's investments. The annual report discusses market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

Statement of additional information
The statement of additional information provides more detailed information about the fund. It is incorporated by reference into this prospectus.

Visit our website
www.pioneerfunds.com

You can also review and copy the fund's shareowner reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information. The Commission charges a fee for copies. You can get the same information free from the Commission's EDGAR database on the Internet (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

(Investment Company Act file no. 811-07611)

[PIONEER INVESTMENTS LOGO]
Pioneer Funds Distributor, Inc.
60 State Street
Boston, MA 02109                                                   14645-00-0104
                                        (C) 2004 Pioneer Funds Distributor, Inc.
www.pioneerfunds.com                                                 Member SIPC